UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22309

Transparent Value Trust

(Exact name of registrant as specified in charter)

135 East 57th Street

6th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Armen Arus

Transparent Value Trust

135 East 57th Street

6th Floor

New York, NY 10022

(Name and address of agent for service)

Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s Telephone Number, including Area Code: (212) 908-5090

Date of fiscal year end: September 30

Date of reporting period: September 30, 2011

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders.

1	SHAREHOLDER LETTER

2	MANAGER COMMENTARY

3	Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

4	Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

5	Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

6	Transparent Value Dow Jones RBP® U.S. Dividend Index Fund

7	Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund

8	Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund

9	Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund

10	DISCLOSURE OF FUND EXPENSES

14	SCHEDULE OF INVESTMENTS

14	Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

16	Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

18	Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

20	Transparent Value Dow Jones RBP® U.S. Dividend Index Fund

22	Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund

24	Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund

26	Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund

28	STATEMENTS OF ASSETS AND LIABILITIES

30	STATEMENTS OF OPERATIONS

32	STATEMENTS OF CHANGES IN NET ASSETS

36	FINANCIAL HIGHLIGHTS

40	NOTES TO FINANCIAL STATEMENTS

51	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

52	ADDITIONAL INFORMATION

Shareholder Letter
September 30, 2011 (Unaudited)

Dear Shareholder,

The past year has been one of extreme market uncertainty for us as well as the rest of the global economy. In the face of this economic turmoil, we recognize that investment transparency is more important now than ever before. We are proud to provide our shareholders with transparent investment products that we believe have performed well throughout this adversity.

During turbulent times in particular, it is important for money managers to remain composed and disciplined. We believe our rules-based system of analysis forces the necessary discipline and thwarts the type of irrationality that may inhibit the performance of other investors. This may create an opportunity to fill an investor need for capital appreciation while providing some protection during market downturns.

Thus, we reflect with pride on our commitment to provide investors with unique product options based on our differentiated approach to equity analysis. Despite the current challenges in the market, our approach to investing is unchanged and must remain so to serve our shareholders, who have entrusted us as the stewards of their wealth.

As we continue to grow, we would like to thank you, our shareholders, for enabling us to seize this opportunity. Without your support and faith in our approach this would not have been possible. We look forward to reporting again in six months.

Cheers to another successful year!

Sincerely,

Armen Arus

President, Transparent Value Trust

Annual Report | September 30, 2011	1

Manager Commentary
September 30, 2011 (Unaudited)

A long journey to nowhere – At close of trading on September 30, 2011, the one year return of the broad market, as represented by the Dow Jones U.S. Large-Cap Total Stock Market IndexSM (“Dow Jones Large Cap”), was a scant 1.02%. Buried beneath this summary statistic was some remarkable volatility.

From September 30, 2010 through the end of April the Dow Jones Large Cap had gained a very respectable 21%. We believe this appreciation figure becomes even more remarkable given it was punctuated by a massive earthquake which brought productivity to a halt in the world’s third largest economy. The magnitude 9.0 quake struck Japan on Friday, March 11th causing billion of dollars in damages, and instigating one of the worst nuclear disasters in history. Markets around the world fell when it appeared this key supplier to global manufacturers would be off line for an indefinite period of time. The crisis was relatively short lived; by the end of March, markets, with the exception of Japan, had regained their losses, and even added marginally to their start of month levels.

The next significant market move occurred during the third quarter of 2011. Falling over -14%, the Dow Jones Large Cap logged its worst quarterly performance since the end of 2008. Selling was strongly correlated to headline news on both sides of the Atlantic. In the U.S., Congress and the President became locked in an escalating battle over deficit reduction. The outcome of the political wrangling left no discernible winner and contributed, in some degree, to the decrease of the United States debt rating. Governments on the other side of the Atlantic failed to negotiate the precarious financial landscape any better. Throughout the quarter there was growing fear within the investment community that a default in one of the peripheral countries, such as Greece, could spread throughout the European financial system. Rather than addressing this threat, the European governments have been largely focused on instilling austerity measures upon debt laden European Union members.

Political and geological disturbances aside, one of the greatest drivers of market performance over the last two and a half years has been the U.S. Federal Reserve’s (the “Fed”) use of quantitative easing (“QE”). Under quantitative easing the money supply is expanded as the Fed purchased assets from the public; thus, injecting cash to stimulate the economy. A side effect of this unconventional monetary approach is to inflate asset prices. The impact of rising asset values can easily be seen when the Fed’s balance sheet is compared to U.S. equity markets as is shown in the following graph. The end of QE2 appears to mark an end of markets appreciating solely on the back of quantitative easing.

That’s not to say markets won’t rise. To the contrary, at Guggenheim, we remain positive on U.S. equity markets, and advocate now as an attractive entry point for the long term investor. The cleansing of the financial crisis has left corporate balance sheets healthy and flush with over $2.4 trillion in cash. Corporate margins are at a high level, and will likely remain elevated due to minimal labor pressures and commodity prices that have been falling since the summer. Finally, companies have successfully grown top line revenue during each of the last twelve months. We believe this trend will continue on the back of Gross Domestic Product growth that is likely to be above consensus estimates.

Transparent Value investment methodology bases portfolio construction on stock selection, and does not make explicit sector allocations. It is the aggregate selection of individual securities that results in sector overweights and underweights. Please see the respective fund’s offering documents for further information and full disclosure of the fund’s investment objectives.

2	www.transparentvalue.com

Manager Commentary
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund September 30, 2011 (Unaudited)

The Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund (“Fund”) Class F-1 returned -6.11% over the twelve months ending September 30, 2011. This return represents underperformance of -7.13% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The greatest contribution to Fund alpha came from an overweight to the consumer services industry. The greatest detractor to Fund alpha came from an overweight to the technology industry.

SECTOR WEIGHTINGS

As a percentage of Net Assets as of

September 30, 2011

Basic Materials	6.93%
Consumer Goods	12.43%
Consumer Services	17.81%
Financials	20.75%
Health Care	7.26%
Industrials	14.70%
Oil & Gas	3.86%
Technology	11.49%
Telecommunications	2.77%
Utilities	1.91%
Other Assets in Excess of Liabilities	0.09%

Source: ALPS Fund Services, Inc.

(Fund Holdings)

These allocations may not reflect

the current or future positions of

the portfolio.

GROWTH OF $10,000 INVESTMENT IN THE FUND

The chart shows how a hypothetical investment of $10,000 in the Class F-1 net of fees and expenses from inception would have performed versus an investment in the Fund’s benchmark index. The values indicate what $10,000 would have grown to over the time period indicated. The hypothetical example does not represent the returns of any particular investment.

PERFORMANCE

	1 Month	YTD	3 Month	1 Year	Since Inception**
Fund – Class A	-10.99%	-16.81%	-23.91%	-6.13%	-7.44%
Fund – Class C	-11.07%	–	-24.15%	–	-22.50%****
Fund – Class F-1	-10.93%	-16.81%	-24.00%	-6.11%	-7.36%
Fund – Class I	-10.92%	–	-23.92%	–	-21.93%***

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

** Fund Inception Date: April 27, 2010

*** Class I Inception Date: February 15, 2011

**** Class C Inception Date: April 18, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

Annual Report | September 30, 2011	3

Manager Commentary
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund September 30, 2011 (Unaudited)

The Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund (“Fund”) Class F-1 returned 2.77% over the twelve months ending September 30, 2011. This return represents outperformance of 1.75% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The greatest contribution to Fund alpha came from an overweight to the Consumer Goods industry. The greatest detractor to Fund alpha came from an underweight to the technology industry.

SECTOR WEIGHTINGS

As a percentage of Net Assets as of

September 30, 2011

Basic Materials	3.32%
Consumer Goods	15.46%
Consumer Services	19.30%
Financials	9.25%
Health Care	16.44%
Industrials	13.48%
Oil & Gas	2.48%
Technology	9.02%
Telecommunications	3.54%
Utilities	7.19%
ETF’s	0.20%
Other Assets in Excess of Liabilities	0.32%

Source: ALPS Fund Services, Inc.

(Fund Holdings)

These allocations may not reflect the current or future positions of the portfolio.

GROWTH OF $10,000 INVESTMENT IN THE FUND

The chart shows how a hypothetical investment of $10,000 in the Class F-1 net of fees and expenses from inception would have performed versus an investment in the Fund’s benchmark index. The values indicate what $10,000 would have grown to over the time period indicated. The hypothetical example does not represent the returns of any particular investment.

PERFORMANCE
	1 Month	YTD	3 Month	1 Year	Since Inception**
Fund – Class A	-4.66%	-4.02%	-10.53%	2.51%	0.82%
Fund – Class C	-4.63%	–	-10.62%	–	-8.51%****
Fund – Class F-1	-4.61%	-3.89%	-10.51%	2.77%	1.01%
Fund – Class I	-4.61%	–	-10.42%	–	-6.80%***

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

** Fund Inception Date: April 27, 2010

*** Class I Inception Date: February 15, 2011

**** Class C Inception Date: April 18, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

4	www.transparentvalue.com

Manager Commentary
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund September 30, 2011 (Unaudited)

The Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund (“Fund”) Class F-1 returned 2.28% over the twelve months ending September 30, 2011. This return represents outperformance of 1.26% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The greatest contribution to Fund alpha came from an overweight to the consumer services industry. The greatest detractor to Fund alpha came from an underweight to the technology industry.

SECTOR WEIGHTINGS

As a percentage of Net Assets as of

September 30, 2011

Basic Materials	2.03%
Consumer Goods	10.34%
Consumer Services	23.78%
Financials	21.49%
Health Care	13.85%
Industrials	9.45%
Oil & Gas	1.75%
Technology	8.14%
Telecommunications	3.16%
Utilities	4.52%
ETF’s	1.06%
Other Assets in Excess of Liabilities	0.43%

Source: ALPS Fund Services, Inc.

(Fund Holdings)

These allocations may not reflect the current or future positions of the portfolio.

GROWTH OF $10,000 INVESTMENT IN THE FUND

The chart shows how a hypothetical investment of $10,000 in the Class F-1 net of fees and expenses from inception would have performed versus an investment in the Fund’s benchmark index. The values indicate what $10,000 would have grown to over the time period indicated. The hypothetical example does not represent the returns of any particular investment.

PERFORMANCE
	1 Month	YTD	3 Month	1 Year	Since Inception**
Fund – Class A	-6.68%	-6.51%	-16.04%	2.29%	0.88%
Fund – Class C	-6.73%	–	-16.17%	–	-13.07%****
Fund – Class F-1	-6.72%	-6.55%	-16.14%	2.28%	0.95%
Fund – Class I	-6.62%	–	-16.05%	–	-12.05%***

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

** Fund Inception Date: April 27, 2010

*** Class I Inception Date: February 15, 2011

**** Class C Inception Date: April 18, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

Annual Report | September 30, 2011	5

Manager Commentary
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund September 30, 2011 (Unaudited)

The Transparent Value Dow Jones RBP® U.S. Dividend Index Fund (“Fund”) Class I returned -11.00% between Fund inception on February 10, 2011 and period end September 30, 2011. This return represents outperformance of 2.62% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The greatest contribution to Fund alpha came from an overweight to the financials industry. The greatest detractor to Fund alpha came from an underweight to the industrials industry.

SECTOR WEIGHTINGS

As a percentage of Net Assets as of

September 30, 2011

Basic Materials	3.24%
Consumer Goods	8.11%
Consumer Services	8.80%
Financials	43.86%
Health Care	4.06%
Industrials	6.40%
Oil & Gas	3.42%
Technology	11.41%
Telecommunications	1.96%
Utilities	5.22%
Other Assets in Excess of Liabilities	3.52%

Source: ALPS Fund Services, Inc.

(Fund Holdings)

These allocations may not reflect the current or future positions of the portfolio.

GROWTH OF $10,000 INVESTMENT IN THE FUND

The chart shows how a hypothetical investment of $10,000 in the Class I net of fees and expenses from inception would have performed versus an investment in the Fund’s benchmark index. The values indicate what $10,000 would have grown to over the time period indicated. The hypothetical example does not represent the returns of any particular investment.

PERFORMANCE
	1 Month	3 Month	Since Inception**
Fund – Class A	-7.50%	-14.62%	-12.94%***
Fund – Class C	-7.52%	-14.73%	-13.14%***
Fund – Class F-1	-7.39%	-14.51%	-12.75%***
Fund – Class I	-7.38%	-14.41%	-10.90%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund is brand new and has limited operating history. The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18,2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

6	www.transparentvalue.com

Manager Commentary
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund September 30, 2011 (Unaudited)

The Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund (“Fund”) Class I returned -13.20% between Fund inception on February 10, 2011 and period end September 30, 2011. This return represents outperformance of 0.42% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The greatest contribution to Fund alpha came from an overweight to the consumer services industry. The greatest detractor to Fund alpha came from an overweight to the technology industry.

SECTOR WEIGHTINGS

As a percentage of Net Assets as of

September 30, 2011

Basic Materials	2.03%
Consumer Goods	6.91%
Consumer Services	14.05%
Financials	24.33%
Health Care	13.34%
Industrials	11.05%
Oil & Gas	2.39%
Technology	19.51%
Telecommunications	1.90%
Utilities	3.20%
Other Assets in Excess of Liabilities	1.29%

Source: ALPS Fund Services, Inc.

(Fund Holdings)

These allocations may not reflect the current or future positions of the portfolio.

GROWTH OF $10,000 INVESTMENT IN THE FUND

The chart shows how a hypothetical investment of $10,000 in the Class I net of fees and expenses from inception would have performed versus an investment in the Fund’s benchmark index. The values indicate what $10,000 would have grown to over the time period indicated. The hypothetical example does not represent the returns of any particular investment.

PERFORMANCE
	1 Month	3 Month	Since Inception**
Fund – Class A	-7.96%	-15.33%	-13.82%***
Fund – Class C	-7.99%	-15.54%	-14.11%***
Fund – Class F-1	-7.86%	-15.32%	-13.72%***
Fund – Class I	-7.95%	-15.32%	-13.20%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund is brand new and has limited operating history. The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

**Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

Annual Report | September 30, 2011	7

Manager Commentary
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund September 30, 2011 (Unaudited)

The Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund (“Fund”) Class I returned -14.00% between Fund inception on February 10, 2011 and period end September 30, 2011. This return represents outperformance of 0.94% relative to the Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM. The greatest contribution to Fund alpha came from an underweight to the oil & gas industry. The greatest detractor to Fund alpha came from an underweight to the technology industry.

SECTOR WEIGHTINGS

As a percentage of Net Assets as of

September 30, 2011

Basic Materials	5.87%
Consumer Goods	8.21%
Consumer Services	19.99%
Financials	5.36%
Health Care	18.45%
Industrials	18.51%
Oil & Gas	0.82%
Technology	19.44%
Telecommunications	1.92%
ETF’s	0.67%
Other Assets in Excess of Liabilities	0.76%

Source: ALPS Fund Services, Inc.

(Fund Holdings)

These allocations may not reflect the current or future positions of the portfolio.

GROWTH OF $10,000 INVESTMENT IN THE FUND

The chart shows how a hypothetical investment of $10,000 in the Class I net of fees and expenses from inception would have performed versus an investment in the Fund’s benchmark index. The values indicate what $10,000 would have grown to over the time period indicated. The hypothetical example does not represent the returns of any particular investment.

PERFORMANCE
	1 Month	3 Month	Since Inception**
Fund – Class A	-9.87%	-16.62%	-14.46%***
Fund – Class C	-9.80%	-16.73%	-14.66%***
Fund – Class F-1	-9.77%	-16.60%	-14.36%***
Fund – Class I	-9.76%	-16.51%	-14.00%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund is brand new and has limited operating history. The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM – a subset of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM, which, in turn, comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM. The Dow Jones U.S. Total Stock Market IndexSM measures all U.S. equity securities that have readily available prices.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

8	www.transparentvalue.com

Manager Commentary
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund September 30, 2011 (Unaudited)

The Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund (“Fund”) Class I returned -15.20% between Fund inception on February 10, 2011 and period end September 30, 2011. This return represents underperformance of

-2.78% relative to the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM. The greatest contribution to Fund alpha came from an overweight to the utilities industry. The greatest detractor to Fund alpha came from an underweight to the consumer goods industry.

SECTOR WEIGHTINGS

As a percentage of Net Assets as of

September 30, 2011

Basic Materials	1.64%
Consumer Goods	7.39%
Consumer Services	7.63%
Financials	41.69%
Health Care	6.60%
Industrials	12.05%
Oil & Gas	2.68%
Technology	11.29%
Telecommunications	1.09%
Utilities	7.08%
Other Assets in Excess of Liabilities	0.86%

Source: ALPS Fund Services, Inc.

(Fund Holdings)

These allocations may not reflect the current or future positions of the portfolio.

GROWTH OF $10,000 INVESTMENT IN THE FUND

The chart shows how a hypothetical investment of $10,000 in the Class I net of fees and expenses from inception would have performed versus an investment in the Fund’s benchmark index. The values indicate what $10,000 would have grown to over the time period indicated. The hypothetical example does not represent the returns of any particular investment.

PERFORMANCE
	1 Month	3 Month	Since Inception**
Fund – Class A	-8.33%	-17.04%	-15.55%***
Fund – Class C	-8.46%	-17.26%	-15.85%***
Fund – Class F-1	-8.33%	-17.04%	-15.55%***
Fund – Class I	-8.32%	-17.03%	-15.20%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund is brand new and has limited operating history. The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM – a subset of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM, which, in turn, comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM. The Dow Jones U.S. Total Stock Market IndexSM measures all U.S. equity securities that have readily available prices.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

Annual Report | September 30, 2011	9

Disclosure of Fund Expenses
September 30, 2011 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2011 through September 30, 2011.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

	Net Expense Ratio(a)	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expense Paid During Period April 1, 2011 to September 30, 2011(b)
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund
Class A
Actual	1.50%	$1,000.00	$754.40	$6.60
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.55	$7.59

Class C(c)
Actual	2.10%	$1,000.00	$775.00	$8.43
Hypothetical (5% return before expenses)	2.10%	$1,000.00	$1,014.54	$10.61

Class F-1
Actual	1.35%	$1,000.00	$753.60	$5.93
Hypothetical (5% return before expenses)	1.35%	$1,000.00	$1,018.30	$6.83

Class I
Actual	1.10%	$1,000.00	$755.00	$4.84
Hypothetical (5% return before expenses)	1.10%	$1,000.00	$1,019.55	$5.57

10	www.transparentvalue.com

Disclosure of Fund Expenses
September 30, 2011 (Unaudited)

	Net Expense Ratio(a)	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expense Paid During Period April 1, 2011 to September 30, 2011(b)
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund
Class A
Actual	1.50%	$1,000.00	$916.80	$7.21
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.55	$7.59

Class C(c)
Actual	2.10%	$1,000.00	$914.90	$9.09
Hypothetical (5% return before expenses)	2.10%	$1,000.00	$1,014.54	$10.61

Class F-1
Actual	1.35%	$1,000.00	$917.60	$6.49
Hypothetical (5% return before expenses)	1.35%	$1,000.00	$1,018.30	$6.83

Class I
Actual	1.10%	$1,000.00	$918.60	$5.29
Hypothetical (5% return before expenses)	1.10%	$1,000.00	$1,019.55	$5.57

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund
Class A
Actual	1.50%	$1,000.00	$859.70	$6.99
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.55	$7.59

Class C(c)
Actual	2.10%	$1,000.00	$869.30	$8.87
Hypothetical (5% return before expenses)	2.10%	$1,000.00	$1,014.54	$10.61

Class F-1
Actual	1.35%	$1,000.00	$858.50	$6.29
Hypothetical (5% return before expenses)	1.35%	$1,000.00	$1,018.30	$6.83

Class I
Actual	1.10%	$1,000.00	$860.20	$5.13
Hypothetical (5% return before expenses)	1.10%	$1,000.00	$1,019.55	$5.57

Transparent Value Dow Jones RBP® U.S. Dividend Index Fund
Class A(c)
Actual	1.50%	$1,000.00	$870.60	$6.34
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.55	$7.59

Class C(c)
Actual	2.10%	$1,000.00	$868.60	$8.87
Hypothetical (5% return before expenses)	2.10%	$1,000.00	$1,014.54	$10.61

Class F-1(c)
Actual	1.35%	$1,000.00	$872.50	$5.71
Hypothetical (5% return before expenses)	1.35%	$1,000.00	$1,018.30	$6.83

Class I
Actual	1.10%	$1,000.00	$873.50	$5.17
Hypothetical (5% return before expenses)	1.10%	$1,000.00	$1,019.55	$5.57

Annual Report | September 30, 2011	11

Disclosure of Fund Expenses
September 30, 2011 (Unaudited)

	Net Expense Ratio(a)	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expense Paid During Period April 1, 2011 to September 30, 2011(b)
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund
Class A(c)
Actual	1.50%	$1,000.00	$861.80	$6.31
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.55	$7.59

Class C(c)
Actual	2.10%	$1,000.00	$858.90	$8.82
Hypothetical (5% return before expenses)	2.10%	$1,000.00	$1,014.54	$10.61

Class F-1(c)
Actual	1.35%	$1,000.00	$862.80	$5.68
Hypothetical (5% return before expenses)	1.35%	$1,000.00	$1,018.30	$6.83

Class I
Actual	1.10%	$1,000.00	$848.50	$5.10
Hypothetical (5% return before expenses)	1.10%	$1,000.00	$1,019.55	$5.57

Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund
Class A(c)
Actual	1.50%	$1,000.00	$855.40	$6.29
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.55	$7.59

Class C(c)
Actual	2.10%	$1,000.00	$853.40	$8.80
Hypothetical (5% return before expenses)	2.10%	$1,000.00	$1,014.54	$10.61

Class F-1(c)
Actual	1.35%	$1,000.00	$856.40	$5.66
Hypothetical (5% return before expenses)	1.35%	$1,000.00	$1,018.30	$6.83

Class I
Actual	1.10%	$1,000.00	$846.50	$5.09
Hypothetical (5% return before expenses)	1.10%	$1,000.00	$1,019.55	$5.57

12	www.transparentvalue.com

Disclosure of Fund Expenses
September 30, 2011 (Unaudited)

	Net Expense Ratio(a)	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expense Paid During Period April 1, 2011 to September 30, 2011(b)
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund
Class A(c)
Actual	1.50%	$1,000.00	$844.50	$6.25
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.55	$7.59

Class C(c)
Actual	2.10%	$1,000.00	$841.50	$8.74
Hypothetical (5% return before expenses)	2.10%	$1,000.00	$1,014.54	$10.61

Class F-1(c)
Actual	1.35%	$1,000.00	$844.50	$5.63
Hypothetical (5% return before expenses)	1.35%	$1,000.00	$1,018.30	$6.83

Class I
Actual	1.10%	$1,000.00	$830.60	$5.05
Hypothetical (5% return before expenses)	1.10%	$1,000.00	$1,019.55	$5.57

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365.

(c)	Note the Actual Expense Paid During the Period is based on since inception of the Share Class on April 18, 2011.

Annual Report | September 30, 2011	13

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund September 30, 2011

	Shares	Value
COMMON STOCKS 99.91%
Basic Materials 6.93%
Albemarle Corp.	5,540	$223,816
Celanese Corp. - Series A	6,030	196,156
Consol Energy, Inc.	5,970	202,562
EI du Pont de Nemours & Co.	6,140	245,416
Freeport-McMoRan Copper & Gold, Inc.	7,330	223,199
International Flavors & Fragrances, Inc.	5,560	312,583
LyondellBasell Industries - Class A	9,080	221,824
Rockwood Holdings, Inc.(a)	5,440	183,274

		1,808,830

Consumer Goods 12.43%
BorgWarner, Inc.(a)	4,840	292,965
Bunge, Ltd.	4,230	246,567
Coach, Inc.	4,900	253,967
Corn Products International, Inc.	5,840	229,162
Fossil, Inc.(a)	3,430	278,036
Green Mountain Coffee Roasters, Inc.(a)	2,910	270,455
Hansen Natural Corp.(a)	3,240	282,820
Lear Corp.	6,390	274,131
LKQ Corp.(a)	10,620	256,579
PVH Corp.	5,490	319,738
Tempur-Pedic International, Inc.(a)	5,840	307,242
Tupperware Brands Corp.	4,330	232,694

		3,244,356

Consumer Services 17.81%
Amazon.com, Inc.(a)	1,490	322,183
CBS Corp. - Class B	10,570	215,417
Discovery Communications, Inc. - Class A(a)	6,160	231,739
eBay, Inc.(a)	12,100	356,829
Expedia, Inc.	8,500	218,875
Las Vegas Sands Corp.(a)	7,620	292,151
Liberty Global, Inc. - Class A(a)	7,440	269,179
Liberty Media Corp. - Class A(a)	4,380	289,605
Liberty Media Corp. - Interactive Series A(a)	14,880	219,778
Ltd. Brands, Inc.	8,460	325,795
Macy’s, Inc.	10,050	264,516
Nordstrom, Inc.	7,580	346,254
Omnicare, Inc.	8,440	214,629
Penn National Gaming, Inc.(a)	9,430	313,925
Tiffany & Co.	4,210	256,052
Tractor Supply Co.	4,010	250,825
Wynn Resorts, Ltd.	2,270	261,232

		4,648,984

Financials 20.75%
Alexandria Real Estate Equities, Inc.	4,200	257,838
Boston Properties, Inc.	2,310	205,821
Capital One Financial Corp.	7,180	284,544
CME Group, Inc.	960	236,544

	Shares	Value
Financials (continued)
Franklin Resources, Inc.	2,430	$232,405
HCP, Inc.	7,120	249,627
Health Care REIT, Inc.	7,550	353,340
IntercontinentalExchange, Inc.(a)	2,700	319,302
Liberty Property Trust	7,330	213,376
M&T Bank Corp.	4,230	295,677
Moody’s Corp.	12,890	392,501
MSCI, Inc. - Class A(a)	10,110	306,636
People’s United Financial, Inc.	20,180	230,052
The Progressive Corp.	12,520	222,355
Reinsurance Group of America, Inc.	6,960	319,812
SL Green Realty Corp.	4,700	273,305
UDR, Inc.	10,130	224,278
Ventas, Inc.	5,420	267,748
Visa, Inc. - Class A	3,830	328,308
Vornado Realty Trust	2,740	204,459

		5,417,928

Health Care 7.26%
Aetna, Inc.	5,820	211,557
CIGNA Corp.	5,220	218,927
DENTSPLY International, Inc.	7,070	216,978
IDEXX Laboratories, Inc.(a)	3,160	217,945
Intuitive Surgical, Inc.(a)	940	342,423
Mylan, Inc.(a)	12,340	209,780
Patterson Cos., Inc.	8,380	239,919
Waters Corp.(a)	3,140	237,039

		1,894,568

Industrials 14.70%
Agilent Technologies, Inc.(a)	7,720	241,250
Ball Corp.	9,160	284,143
Caterpillar, Inc.	2,910	214,874
Cummins, Inc.	3,050	249,063
Danaher Corp.	7,380	309,517
Donaldson Co., Inc.	4,490	246,052
Dover Corp.	4,840	225,544
Expeditors International of Washington, Inc.	5,380	218,159
Gardner Denver, Inc.	3,100	197,005
MeadWestvaco Corp.	10,360	254,442
MSC Industrial Direct Co. - Class A	4,450	251,247
Pentair, Inc.	8,190	262,162
Roper Industries, Inc.	3,450	237,739
Stericycle, Inc.(a)	5,100	411,672
TransDigm Group, Inc.(a)	2,880	235,210

		3,838,079

Oil & Gas 3.86%
Anadarko Petroleum Corp.	3,210	202,390
Halliburton Co.	5,480	167,250
Patterson-UTI Energy, Inc.	10,000	173,400
Sunoco, Inc.	8,030	249,010
The Williams Cos, Inc.	8,850	215,409

		1,007,459

14	www.transparentvalue.com

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund September 30, 2011

	Shares	Value
Technology 11.49%
Dell, Inc.(a)	19,140	$270,831
Equinix, Inc.(a)	4,840	429,937
Informatica Corp.(a)	8,760	358,722
Ingram Micro, Inc. - Class A(a)	17,130	276,307
Red Hat, Inc.(a)	9,900	418,374
Rovi Corp.(a)	6,020	258,739
Salesforce.com, Inc.(a)	2,220	253,702
Solera Holdings, Inc.	4,310	217,655
TIBCO Software, Inc.(a)	12,320	275,845
Western Digital Corp.(a)	9,350	240,482

		3,000,594

Telecommunications 2.77%
American Tower Corp. - Class A(a)	5,400	290,520
NII Holdings, Inc.(a)	7,870	212,096
Virgin Media, Inc.	9,120	222,072

		724,688

Utilities 1.91%
Aqua America, Inc.	11,160	240,721
Covanta Holding Corp.	16,960	257,623

		498,344

TOTAL COMMON STOCKS (Cost $29,505,763)		26,083,830

Total Investments - 99.91% (Cost $29,505,763)		26,083,830

Other Assets in Excess of Liabilities - 0.09%		24,570

NET ASSETS - 100.00%		$26,108,400

(a)	Non-Income Producing Security.

Abbreviations:

REIT - Real Estate investment Trust

See Notes to Financial Statements.

Annual Report | September 30, 2011	15

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund September 30, 2011

	Shares	Value
COMMON STOCKS 99.48%
Basic Materials 3.32%
Air Products & Chemicals, Inc.	2,530	$193,216
Newmont Mining Corp.	4,050	254,745
Praxair, Inc.	2,730	255,201
Royal Gold, Inc.	3,790	242,787

		945,949

Consumer Goods 15.46%
Brown-Forman Corp. - Class B	3,690	258,817
Coca-Cola Enterprises, Inc.	9,030	224,666
Energizer Holdings, Inc.(a)	3,560	236,526
The Estee Lauder Cos., Inc. - Class A	3,100	272,304
General Mills, Inc.	5,800	223,126
Genuine Parts Co.	4,630	235,204
The Hershey Co.	4,750	281,390
HJ Heinz Co.	5,700	287,736
Hormel Foods Corp.	11,090	299,652
Kimberly-Clark Corp.	3,350	237,884
Kraft Foods, Inc. - Class A	6,560	220,285
Lorillard, Inc.	2,610	288,927
Mattel, Inc.	14,280	369,709
Mead Johnson Nutrition Co.	2,870	197,542
Philip Morris International, Inc.	4,193	261,559
The Procter & Gamble Co.	3,280	207,230
Tyson Foods, Inc. - Class A	17,760	308,314

		4,410,871

Consumer Services 19.30%
Advance Auto Parts, Inc.	4,150	241,115
AmerisourceBergen Corp.	9,840	366,737
Apollo Group, Inc. - Class A(a)	7,400	293,114
AutoZone, Inc.(a)	1,120	357,493
Bed Bath & Beyond, Inc.(a)	7,050	404,035
Cardinal Health, Inc.	6,040	252,955
Copart, Inc.(a)	6,050	236,676
Costco Wholesale Corp.	3,210	263,605
DIRECTV - Class A(a)	8,480	358,280
Dollar Tree, Inc.(a)	6,100	458,171
The Kroger Co.	13,780	302,609
McKesson Corp.	3,320	241,364
O’Reilly Automotive, Inc.(a)	4,900	326,487
PetSmart, Inc.	7,320	312,198
Ross Stores, Inc.	4,377	344,426
Time Warner Cable, Inc.	6,300	394,821
TJX Cos., Inc.	6,380	353,899

		5,507,985

Financials 9.25%
American Capital Agency Corp.	14,670	397,557
American Financial Group, Inc.	9,490	294,854
Annaly Capital Management, Inc.	12,170	202,387
Arch Capital Group, Ltd.(a)	9,260	302,571
Commerce Bancshares, Inc.	6,910	240,123
Digital Realty Trust, Inc.	7,610	419,768
Everest Re Group, Ltd.	3,690	292,912

	Shares	Value
Financials (continued)
Fidelity National Financial, Inc. - Class A	16,100	$244,398
Realty Income Corp.	7,560	243,734

		2,638,304

Health Care 16.44%
Allergan, Inc.	3,130	257,849
Amgen, Inc.	3,710	203,865
Baxter International, Inc.	4,810	270,033
Biogen Idec, Inc.(a)	2,260	210,519
Bristol-Myers Squibb Co.	9,710	304,700
Celgene Corp.(a)	7,360	455,731
CR Bard, Inc.	2,690	235,483
DaVita, Inc.(a)	3,240	203,051
Eli Lilly & Co.	9,620	355,651
Forest Laboratories, Inc.(a)	13,170	405,504
Gilead Sciences, Inc.(a)	6,940	269,272
Henry Schein, Inc.(a)	6,210	385,082
Medtronic, Inc.	8,790	292,180
Pfizer, Inc.	19,380	342,638
ResMed, Inc.(a)	10,140	291,931
Zimmer Holdings, Inc.(a)	3,900	208,650

		4,692,139

Industrials 13.48%
3M Co.	4,320	310,133
Alliance Data Systems Corp.(a)	3,850	356,895
Automatic Data Processing, Inc.	4,720	222,548
CH Robinson Worldwide, Inc.	3,300	225,951
Corrections Corp. of America(a)	12,450	282,490
Fiserv, Inc.(a)	5,580	283,297
Global Payments, Inc.	6,170	249,206
JB Hunt Transport Services, Inc.	6,330	228,640
Lockheed Martin Corp.	5,000	363,200
Norfolk Southern Corp.	3,500	213,570
Union Pacific Corp.	2,520	205,808
Verisk Analytics, Inc. - Class A(a)	7,060	245,476
Waste Connections, Inc.	11,790	398,738
WW Grainger, Inc.	1,750	261,695

		3,847,647

Oil & Gas 2.48%
Chevron Corp.	2,330	215,572
OGE Energy Corp.	6,060	289,607
Southern Union Co.	4,960	201,227

		706,406

Technology 9.02%
Apple, Inc.(a)	1,130	430,733
Garmin, Ltd.	7,210	229,062
IAC/InterActiveCorp.(a)	6,630	262,217
Intel Corp.	17,720	377,968
International Business Machines Corp.	1,650	288,799
Intuit, Inc.(a)	4,730	224,391

16	www.transparentvalue.com

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund September 30, 2011

	Shares	Value
Technology (continued)
Microsoft Corp.	10,290	$256,118
Motorola Solutions, Inc.	5,200	217,880
Xilinx, Inc.	10,430	286,199

		2,573,367

Telecommunications 3.54%
Crown Castle International Corp.(a)	9,570	389,212
SBA Communications Corp.- Class A(a)	8,800	303,424
Verizon Communications, Inc.	8,610	316,848

		1,009,484

Utilities 7.19%
Ameren Corp.	7,090	211,069
American Electric Power Co., Inc.	6,060	230,401
American Water Works Co., Inc.	7,540	227,557
DTE Energy Co.	4,960	243,139
Duke Energy Corp.	17,160	343,029
Exelon Corp.	5,210	221,998
Sempra Energy	4,600	236,900
Westar Energy, Inc.	12,790	337,912

		2,052,005

TOTAL COMMON STOCKS
(Cost $29,068,192)		28,384,157

EXCHANGE TRADED FUNDS 0.20%
SPDR® S&P 500® ETF	510	57,717

TOTAL EXCHANGE TRADED FUNDS
(Cost $60,978)		57,717

Total Investments - 99.68%
(Cost $29,129,170)		28,441,874

Other Assets in Excess of Liabilities - 0.32%		92,100

NET ASSETS - 100.00%		$28,533,974

(a)	Non-Income Producing Security.

Abbreviations:

ETF - Exchange Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

Annual Report | September 30, 2011	17

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund September 30, 2011

	Shares	Value
COMMON STOCKS 98.51%
Basic Materials 2.03%
International Flavors & Fragrances, Inc.	8,430	$473,935
Praxair, Inc.	4,070	380,463

		854,398

Consumer Goods 10.34%
BorgWarner, Inc.(a)	7,320	443,080
Brown-Forman Corp. - Class B	5,510	386,471
Coca-Cola Enterprises, Inc.	12,820	318,962
Corn Products International, Inc.	8,430	330,793
Energizer Holdings, Inc.(a)	5,050	335,522
The Estee Lauder Cos., Inc. - Class A	4,610	404,942
Genuine Parts Co.	6,570	333,756
Hansen Natural Corp.(a)	4,920	429,467
Mattel, Inc.	21,290	551,198
Tupperware Brands Corp.	6,580	353,609
Tyson Foods, Inc. - Class A	26,460	459,346

		4,347,146

Consumer Services 23.78%
Amazon.com, Inc.(a)	2,260	488,680
AmerisourceBergen Corp.	14,660	546,378
Apollo Group, Inc. - Class A(a)	11,020	436,502
Bed Bath & Beyond, Inc.(a)	10,500	601,755
Cardinal Health, Inc.	9,010	377,339
Copart, Inc.(a)	8,590	336,041
Costco Wholesale Corp.	4,770	391,712
DIRECTV - Class A(a)	12,640	534,040
Discovery Communications, Inc. - Class A(a)	9,350	351,747
Dollar Tree, Inc.(a)	9,090	682,750
Expedia, Inc.	12,890	331,918
Liberty Global, Inc. - Class A(a)	11,290	408,472
Ltd. Brands, Inc.	12,830	494,083
Macy’s, Inc.	15,250	401,380
McKesson Corp.	4,950	359,865
Omnicare, Inc.	12,190	309,992
Penn National Gaming, Inc.(a)	14,310	476,380
PetSmart, Inc.	10,900	464,885
Ross Stores, Inc.	6,510	512,272
Time Warner Cable, Inc.	9,400	589,098
TJX Cos., Inc.	9,510	527,520
Tractor Supply Co.	6,090	380,929

		10,003,738

Financials 21.49%
Alexandria Real Estate Equities, Inc.	6,360	390,440
American Capital Agency Corp.	21,870	592,677
American Financial Group, Inc.	14,140	439,330
Arch Capital Group, Ltd.(a)	13,810	451,242
Boston Properties, Inc.	3,340	297,594
Brookfield Office Properties, Inc.	19,680	270,994
Commerce Bancshares, Inc.	10,300	357,925
Digital Realty Trust, Inc.	11,330	624,963
Equity Residential	5,220	270,761

	Shares	Value
Financials (continued)
Everest Re Group, Ltd.	5,500	$436,590
Fidelity National Financial, Inc. - Class A	23,990	364,168
Franklin Resources, Inc.	3,680	351,955
HCP, Inc.	10,800	378,648
Health Care REIT, Inc.	11,450	535,860
Liberty Property Trust	10,580	307,984
MSCI, Inc. - Class A(a)	15,340	465,262
The Progressive Corp.	18,070	320,923
Realty Income Corp.	11,270	363,345
Simon Property Group, Inc.	2,700	296,946
UDR, Inc.	14,610	323,466
Ventas, Inc.	8,230	406,562
Visa, Inc. - Class A	5,810	498,033
Vornado Realty Trust	3,960	295,495

		9,041,163

Health Care 13.85%
Aetna, Inc.	8,400	305,340
Allergan, Inc.	4,650	383,067
Baxter International, Inc.	7,170	402,524
Celgene Corp.(a)	10,970	679,262
CIGNA Corp.	7,530	315,808
CR Bard, Inc.	3,820	334,403
DENTSPLY International, Inc.	10,200	313,038
Gilead Sciences, Inc.(a)	10,340	401,192
Henry Schein, Inc.(a)	9,270	574,833
IDEXX Laboratories, Inc.(a)	4,560	314,503
Intuitive Surgical, Inc.(a)	1,410	513,635
Pfizer, Inc.	28,890	510,775
ResMed, Inc.(a)	15,120	435,305
Waters Corp.(a)	4,530	341,969

		5,825,654

Industrials 9.45%
Alliance Data Systems Corp.(a)	5,750	533,025
Automatic Data Processing, Inc.	6,690	315,433
Ball Corp.	13,900	431,178
Expeditors International of Washington, Inc.	7,770	315,073
Global Payments, Inc.	8,740	353,009
JB Hunt Transport Services, Inc.	8,980	324,358
MeadWestvaco Corp.	15,710	385,838
Norfolk Southern Corp.	4,960	302,659
Stericycle, Inc.(a)	7,730	623,966
WW Grainger, Inc.	2,610	390,299

		3,974,838

Oil & Gas 1.75%
Chevron Corp.	3,310	306,241
OGE Energy Corp.	9,030	431,544

		737,785

Technology 8.14%
Apple, Inc.(a)	1,680	640,382
Dell, Inc.(a)	29,040	410,916

18	www.transparentvalue.com

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund September 30, 2011

	Shares	Value
Technology (continued)
Intel Corp.	26,410	$563,325
International Business Machines Corp.	2,470	432,324
Microsoft Corp.	15,340	381,813
Solera Holdings, Inc.	6,220	314,110
Symantec Corp.(a)	19,480	317,524
Western Digital Corp.(a)	14,190	364,967

		3,425,361

Telecommunications 3.16%
American Tower Corp. - Class A(a)	8,190	440,622
Crown Castle International Corp.(a) 14,260		579,954
NII Holdings, Inc.(a)	11,360	306,152

		1,326,728

Utilities 4.52%
American Water Works Co., Inc.	10,700	322,926
Aqua America, Inc.	16,110	347,493
Covanta Holding Corp.	25,720	390,687
Sempra Energy	6,530	336,295
Westar Energy, Inc.	19,070	503,829

		1,901,230

TOTAL COMMON STOCKS (Cost $44,372,653)		41,438,041

EXCHANGE TRADED FUNDS 1.06%
SPDR® S&P 500® ETF	3,940	445,890

TOTAL EXCHANGE TRADED FUNDS (Cost $454,897)		445,890

Total Investments - 99.57% (Cost $44,827,550)		41,883,931

Other Assets in Excess of Liabilities - 0.43%		181,332

NET ASSETS - 100.00%		$42,065,263

(a)	Non-Income Producing Security.

Abbreviations:

ETF - Exchange Traded Fund

REIT - Real Estate investment Trust

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

Annual Report | September 30, 2011	19

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund September 30, 2011

	Shares	Value
COMMON STOCKS 96.48%
Basic Materials 3.24%
Cliffs Natural Resources, Inc.	200	$10,234
The Dow Chemical Co.	1,540	34,589
Eastman Chemical Co.	330	22,615
Freeport-McMoRan Copper & Gold, Inc.	560	17,052
International Flavors & Fragrances, Inc.	420	23,612

		108,102

Consumer Goods 8.11%
Archer-Daniels-Midland Co.	940	23,321
Avon Products, Inc.	2,230	43,708
Gentex Corp.	840	20,202
HJ Heinz Co.	780	39,374
Hormel Foods Corp.	760	20,535
Jarden Corp.	470	13,282
Johnson Controls, Inc.	800	21,096
Mattel, Inc.	1,440	37,282
Polaris Industries, Inc.	340	16,990
Snap-on, Inc.	540	23,976
Tyson Foods, Inc. - Class A	610	10,590

		270,356

Consumer Services 8.80%
AmerisourceBergen Corp.	330	12,299
Foot Locker, Inc.	1,840	36,966
Guess?, Inc.	960	27,351
The Kroger Co.	870	19,105
Ltd. Brands, Inc.	650	25,032
Nordstrom, Inc.	490	22,383
PetSmart, Inc.	360	15,354
Ross Stores, Inc.	160	12,590
Scripps Networks Interactive, Inc. - Class A	270	10,036
Service Corp. International	2,370	21,709
Tiffany & Co.	250	15,205
Time Warner Cable, Inc.	530	33,215
TJX Cos., Inc.	300	16,641
Walgreen Co.	770	25,325

		293,211

Financials 43.86%
Aflac, Inc.	1,080	37,746
Alexandria Real Estate Equities, Inc.	380	23,328
American Capital Agency Corp.	3,700	100,270
American Financial Group, Inc.	680	21,128
Ameriprise Financial, Inc.	550	21,648
Aspen Insurance Holdings, Ltd.	1,220	28,109
BB&T Corp.	1,520	32,422
Chimera Investment Corp.	35,790	99,138
Comerica, Inc.	860	19,754
Corporate Office Properties Trust	2,960	64,469
Cullen/Frost Bankers, Inc.	880	40,357
Digital Realty Trust, Inc.	870	47,989
East West Bancorp, Inc.	900	13,419

	Shares	Value
Financials (continued)
Eaton Vance Corp.	1,510	$33,628
Endurance Specialty Holdings, Ltd.	1,080	36,882
First Niagara Financial Group, Inc.	6,680	61,122
Fulton Financial Corp.	3,070	23,485
The Hanover Insurance Group, Inc.	990	35,145
Hartford Financial Services Group, Inc.	1,480	23,887
Health Care REIT, Inc.	1,270	59,436
Highwoods Properties, Inc.	1,910	53,977
KeyCorp	3,210	19,035
Lincoln National Corp.	640	10,003
M&T Bank Corp.	580	40,542
Mack-Cali Realty Corp.	2,190	58,583
Moody’s Corp.	690	21,010
New York Community Bancorp, Inc.	7,950	94,605
Northern Trust Corp.	940	32,881
Old Republic International Corp.	9,030	80,548
Rayonier, Inc.	1,110	40,837
Regions Financial Corp.	2,600	8,658
Reinsurance Group of America, Inc.	300	13,785
SunTrust Banks, Inc.	620	11,129
TCF Financial Corp.	2,380	21,801
US Bancorp	1,060	24,952
Valley National Bancorp	6,382	67,585
Washington Federal, Inc.	1,300	16,562
Wells Fargo & Co.	890	21,467

		1,461,322

Health Care 4.06%
Eli Lilly & Co.	1,620	59,891
Medtronic, Inc.	900	29,916
Pfizer, Inc.	2,570	45,438

		135,245

Industrials 6.40%
3M Co.	390	27,998
Ball Corp.	230	7,135
Jabil Circuit, Inc.	1,140	20,281
Lender Processing Services, Inc.	1,740	23,821
Lockheed Martin Corp.	640	46,489
Molex, Inc.	2,020	41,147
Sonoco Products Co.	1,300	36,699
Waste Connections, Inc.	290	9,808

		213,378

Oil & Gas 3.42%
ConocoPhillips	690	43,691
HollyFrontier Corp.	510	13,372
Marathon Oil Corp.	1,000	21,580
Murphy Oil Corp.	460	20,313
Sunoco, Inc.	480	14,885

		113,841

Technology 11.41%
Altera Corp.	290	9,144
Analog Devices, Inc.	1,040	32,500
Applied Materials, Inc.	3,020	31,257

20	www.transparentvalue.com

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund September 30, 2011

	Shares	Value
Technology (continued)
Broadcom Corp.- Class A(a)	340	$11,319
Hewlett-Packard Co.	920	20,654
Intel Corp.	2,410	51,405
KLA-Tencor Corp.	1,270	48,616
Linear Technology Corp.	1,350	37,327
Maxim Integrated Products, Inc.	1,840	42,927
Microchip Technology, Inc.	1,520	47,287
Texas Instruments, Inc.	870	23,185
Xilinx, Inc.	900	24,696

		380,317

Telecommunications 1.96%
Verizon Communications, Inc.	1,770	65,136

Utilities 5.22%
DPL, Inc.	1,680	50,635
Duke Energy Corp.	3,210	64,168
Westar Energy, Inc.	2,240	59,181

		173,984

TOTAL COMMON STOCKS
(Cost $3,643,966)		3,214,892

Total Investments - 96.48%
(Cost $3,643,966)		3,214,892

Other Assets in Excess of Liabilities - 3.52%		117,318

NET ASSETS - 100.00%		$3,332,210

(a)	Non-Income Producing Security.

Abbreviations:

REIT - Real Estate investment Trust

See Notes to Financial Statements.

Annual Report | September 30, 2011	21

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund September 30, 2011

	Shares	Value
COMMON STOCKS 98.71%
Basic Materials 2.03%
Cliffs Natural Resources, Inc.	380	$19,445
The Dow Chemical Co.	1,040	23,358
Freeport-McMoRan Copper & Gold, Inc.	660	20,097

		62,900

Consumer Goods 6.91%
BorgWarner, Inc.(a)	430	26,028
The Estee Lauder Cos., Inc. - Class A	270	23,717
Ford Motor Co.(a)	3,310	32,008
Fossil, Inc.(a)	300	24,318
Lear Corp.	600	25,740
Tempur-Pedic International, Inc.(a)	520	27,357
TRW Automotive Holdings Corp.(a)	810	26,511
Tyson Foods, Inc. - Class A	1,640	28,470

		214,149

Consumer Services 14.05%
AmerisourceBergen Corp.	870	32,425
Apollo Group, Inc. - Class A(a)	660	26,143
Bed Bath & Beyond, Inc.(a)	630	36,105
CarMax, Inc.(a)	1,480	35,298
Comcast Corp. - Class A	1,200	25,080
DeVry, Inc.	950	35,112
Dollar Tree, Inc.(a)	540	40,559
eBay, Inc.(a)	1,090	32,144
The Kroger Co.	1,270	27,889
Las Vegas Sands Corp.(a)	690	26,455
Liberty Global, Inc. - Class A(a)	670	24,241
PetSmart, Inc.	650	27,722
Time Warner Cable, Inc.	550	34,469
TJX Cos., Inc.	570	31,618

		435,260

Financials 24.33%
Aflac, Inc.	1,180	41,241
The Allstate Corp.	1,040	24,638
American Financial Group, Inc.	880	27,342
Ameriprise Financial, Inc.	760	29,914
Axis Capital Holdings, Ltd.	960	24,902
The Bank of New York Mellon Corp.	1,320	24,539
BB&T Corp.	1,580	33,701
Capital One Financial Corp.	670	26,552
Chimera Investment Corp.	13,620	37,727
Comerica, Inc.	1,250	28,712
Cullen/Frost Bankers, Inc.	740	33,936
Huntington Bancshares, Inc.	5,660	27,168
IntercontinentalExchange, Inc.(a)	250	29,565
KeyCorp	4,560	27,041
Lincoln National Corp.	2,120	33,136
M&T Bank Corp.	390	27,261
New York Community Bancorp, Inc.	2,770	32,963
Northern Trust Corp.	820	28,684
Prudential Financial, Inc.	740	34,676
Regions Financial Corp.	9,700	32,301

	Shares	Value
Financials (continued)
Reinsurance Group of America, Inc.	650	$29,868
SL Green Realty Corp.	420	24,423
The Travelers Cos., Inc.	530	25,827
US Bancorp	1,620	38,135
Wells Fargo & Co.	1,220	29,426

		753,678

Health Care 13.34%
Alexion Pharmaceuticals, Inc.(a)	550	35,233
Bristol-Myers Squibb Co.	890	27,928
Celgene Corp.(a)	660	40,867
Eli Lilly & Co.	890	32,903
Forest Laboratories, Inc.(a)	1,220	37,564
Henry Schein, Inc.(a)	550	34,106
Illumina, Inc.(a)	680	27,826
Intuitive Surgical, Inc.(a)	90	32,785
Medco Health Solutions, Inc.(a)	630	29,541
Pfizer, Inc.	1,780	31,470
ResMed, Inc.(a)	900	25,911
United Therapeutics Corp.(a)	890	33,366
Universal Health Services, Inc. - Class B	700	23,800

		413,300

Industrials 11.05%
Alliance Data Systems Corp.(a)	340	31,518
Amphenol Corp. - Class A	710	28,947
Arrow Electronics, Inc.(a)	1,050	29,169
Avnet, Inc.(a)	1,450	37,816
Ball Corp.	820	25,436
Danaher Corp.	660	27,680
Jabil Circuit, Inc.	1,850	32,912
Molex, Inc.	1,450	29,537
Sonoco Products Co.	940	26,536
Stericycle, Inc.(a)	460	37,131
Waste Connections, Inc.	1,050	35,511

		342,193

Oil & Gas 2.39%
ConocoPhillips	440	27,861
HollyFrontier Corp.	800	20,976
Marathon Oil Corp.	1,160	25,032

		73,869

Technology 19.51%
Altera Corp.	970	30,584
Analog Devices, Inc.	1,140	35,625
Apple, Inc.(a)	100	38,118
Applied Materials, Inc.	3,710	38,398
Atmel Corp.(a)	3,900	31,473
Broadcom Corp. - Class A(a)	1,000	33,290
Cognizant Technology Solutions Corp. - Class A(a)	570	35,739
F5 Networks, Inc.(a)	400	28,420
Google, Inc. - Class A(a)	50	25,719
Intel Corp.	1,630	34,768

22	www.transparentvalue.com

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund September 30, 2011

	Shares	Value
Technology (continued)
KLA-Tencor Corp.	1,160	$44,405
Lam Research Corp.(a)	1,010	38,360
Maxim Integrated Products, Inc.	1,550	36,161
ON Semiconductor Corp.(a)	3,630	26,027
SanDisk Corp.(a)	900	36,315
Skyworks Solutions, Inc.(a)	1,770	31,754
Texas Instruments, Inc.	1,270	33,846
Xilinx, Inc.	920	25,245

		604,247

Telecommunications 1.90%
MetroPCS Communications, Inc.(a)	3,380	29,440
Verizon Communications, Inc.	800	29,440

		58,880

Utilities 3.20%
DPL, Inc.	1,200	36,168
Duke Energy Corp.	1,590	31,784
Westar Energy, Inc.	1,180	31,176

		99,128

TOTAL COMMON STOCKS (Cost $3,501,555)		3,057,604

Total Investments - 98.71% (Cost $3,501,555)		3,057,604

Other Assets in Excess of Liabilities - 1.29%		40,062

NET ASSETS - 100.00%		$3,097,666

(a)	Non-Income Producing Security.

See Notes to Financial Statements.

Annual Report | September 30, 2011	23

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund September 30, 2011

	Shares	Value
COMMON STOCKS 98.57%
Basic Materials 5.87%
Albemarle Corp.	710	$28,684
Cliffs Natural Resources, Inc.	540	27,632
Consol Energy, Inc.	770	26,126
Freeport-McMoRan Copper & Gold, Inc.	950	28,928
Huntsman Corp.	2,970	28,720
Newmont Mining Corp.	520	32,708
Rockwood Holdings, Inc.(a)	700	23,583
Walter Energy, Inc.	340	20,403

		216,784

Consumer Goods 8.21%
BorgWarner, Inc.(a)	620	37,529
Coach, Inc.	640	33,171
The Estee Lauder Cos., Inc. - Class A	390	34,258
Fossil, Inc.(a)	440	35,666
Hansen Natural Corp.(a)	430	37,535
LKQ Corp.(a)	1,370	33,099
Ralcorp Holdings, Inc.(a)	340	26,081
Stanley Black & Decker, Inc.	540	26,514
Tempur-Pedic International, Inc.(a)	750	39,457

		303,310

Consumer Services 19.99%
Advance Auto Parts, Inc.	530	30,793
AmerisourceBergen Corp.	1,260	46,960
Apollo Group, Inc. - Class A(a)	950	37,629
Bed Bath & Beyond, Inc.(a)	900	51,579
CarMax, Inc.(a)	2,120	50,562
Chipotle Mexican Grill, Inc.(a)	90	27,266
Comcast Corp. - Class A	1,730	36,157
Delta Air Lines, Inc.(a)	4,540	34,050
DeVry, Inc.	1,370	50,635
Dollar Tree, Inc.(a)	780	58,586
eBay, Inc.(a)	1,560	46,004
Las Vegas Sands Corp.(a)	990	37,957
Liberty Global, Inc. - Class A(a)	960	34,733
PetSmart, Inc.	940	40,091
priceline.com, Inc.(a)	60	26,968
Time Warner Cable, Inc.	800	50,136
TJX Cos., Inc.	820	45,485
Tractor Supply Co.	520	32,526

		738,117

Financials 5.36%
Fifth Third Bancorp	3,110	31,411
IntercontinentalExchange, Inc.(a)	350	41,391
The Progressive Corp.	1,620	28,771
Simon Property Group, Inc.	250	27,495
SL Green Realty Corp.	610	35,472
T Rowe Price Group, Inc.	700	33,439

		197,979

Health Care 18.45%
Alexion Pharmaceuticals, Inc.(a)	780	49,967

	Shares	Value
Health Care (continued)
Baxter International, Inc.	610	$34,245
Biogen Idec, Inc.(a)	290	27,014
Celgene Corp.(a)	940	58,205
Express Scripts, Inc.(a)	750	27,802
Gilead Sciences, Inc.(a)	890	34,532
Henry Schein, Inc.(a)	790	48,988
IDEXX Laboratories, Inc.(a)	410	28,278
Illumina, Inc.(a)	990	40,511
Intuitive Surgical, Inc.(a)	130	47,356
Life Technologies Corp.(a)	920	35,356
Medco Health Solutions, Inc.(a)	900	42,201
Mylan, Inc.(a)	1,600	27,200
ResMed, Inc.(a)	1,300	37,427
United Therapeutics Corp.(a)	1,280	47,987
Universal Health Services, Inc. - Class B	1,010	34,340
Varian Medical Systems, Inc.(a)	570	29,731
Waters Corp.(a)	400	30,196

		681,336

Industrials 18.51%
Alliance Data Systems Corp.(a)	490	45,423
AMETEK, Inc.	760	25,057
Amphenol Corp. - Class A	1,030	41,993
Arrow Electronics, Inc.(a)	1,510	41,948
Ball Corp.	1,180	36,604
Caterpillar, Inc.	370	27,321
Cummins, Inc.	390	31,848
Danaher Corp.	950	39,843
Deere & Co.	370	23,891
Dover Corp.	620	28,892
Expeditors International of
Washington, Inc.	700	28,385
Global Payments, Inc.	790	31,908
JB Hunt Transport Services, Inc.	800	28,896
Nalco Holding Co.	840	29,383
Roper Industries, Inc.	440	30,320
Stericycle, Inc.(a)	660	53,275
Timken Co.	860	28,225
Union Pacific Corp.	320	26,134
Waste Connections, Inc.	1,510	51,068
WW Grainger, Inc.	220	32,899

		683,313

Oil & Gas 0.82%
HollyFrontier Corp.	1,150	30,153

Technology 19.44%
Altera Corp.	1,400	44,142
Apple, Inc.(a)	150	57,177
Atmel Corp.(a)	5,610	45,273
Broadcom Corp. - Class A(a)	1,430	47,605
Citrix Systems, Inc.(a)	580	31,627
Cognizant Technology Solutions Corp. - Class A(a)	830	52,041
Cree, Inc.(a)	1,110	28,838
Dell, Inc.(a)	2,480	35,092

24	www.transparentvalue.com

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund September 30, 2011

	Shares	Value
Technology (continued)
F5 Networks, Inc.(a)	570	$40,499
Google, Inc. - Class A(a)	80	41,150
IAC/InterActiveCorp.(a)	850	33,617
JDS Uniphase Corp.(a)	2,540	25,324
Lam Research Corp.(a)	1,450	55,071
Microsoft Corp.	1,320	32,855
ON Semiconductor Corp.(a)	5,220	37,427
Skyworks Solutions, Inc.(a)	2,550	45,747
Solera Holdings, Inc.	550	27,775
Xilinx, Inc.	1,330	36,495

		717,755

Telecommunications 1.92%
MetroPCS Communications, Inc.(a)	4,860	42,331
Virgin Media, Inc.	1,180	28,733

		71,064

TOTAL COMMON STOCKS (Cost $4,167,726)		3,639,811

EXCHANGE TRADED FUNDS 0.67%
Financials 0.67%
iShares S&P 500® Growth Index Fund	400	24,496

TOTAL EXCHANGE TRADED FUNDS (Cost $26,112)		24,496

Total Investments - 99.24% (Cost $4,193,838)		3,664,307

Other Assets in Excess of Liabilities - 0.76%		28,193

NET ASSETS - 100.00%		$3,692,500

(a)	Non-Income Producing Security.

See Notes to Financial Statements.

Annual Report | September 30, 2011	25

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund September 30, 2011

	Shares	Value
COMMON STOCKS 99.14%
Basic Materials 1.64%
Avery Dennison Corp.	1,370	$34,360
The Dow Chemical Co.	1,790	40,203

		74,563

Consumer Goods 7.39%
Coca-Cola Enterprises, Inc.	1,430	35,578
Corn Products International, Inc.	940	36,886
Ford Motor Co.(a)	5,690	55,022
Kraft Foods, Inc. - Class A	1,040	34,923
Lear Corp.	1,030	44,187
TRW Automotive Holdings Corp.(a)	1,390	45,495
Tyson Foods, Inc. - Class A	2,800	48,608
Whirlpool Corp.	690	34,438

		335,137

Consumer Services 7.63%
Cardinal Health, Inc.	960	40,205
CBS Corp. - Class B	1,700	34,646
Expedia, Inc.	1,370	35,277
The Interpublic Group of Cos., Inc.	4,870	35,064
The Kroger Co.	2,180	47,873
News Corp. - Class A	2,180	33,725
Omnicare, Inc.	1,350	34,330
Time Warner, Inc.	1,340	40,160
United Continental Holdings, Inc.(a)	2,320	44,962

		346,242

Financials 41.69%
Aflac, Inc.	2,020	70,599
The Allstate Corp.	1,760	41,694
American Financial Group, Inc.	1,490	46,294
Ameriprise Financial, Inc.	1,300	51,168
Assurant, Inc.	1,220	43,676
Axis Capital Holdings, Ltd.	1,640	42,542
The Bank of New York Mellon Corp.	2,280	42,385
BB&T Corp.	2,710	57,804
Brookfield Office Properties, Inc.	2,100	28,917
Capital One Financial Corp.	1,160	45,971
Chimera Investment Corp.	23,410	64,846
City National Corp.	1,010	38,138
CME Group, Inc.	150	36,960
Comerica, Inc.	2,150	49,385
Commerce Bancshares, Inc.	1,070	37,182
Cullen/Frost Bankers, Inc.	1,250	57,325
DDR Corp.	3,130	34,117
Fidelity National Financial, Inc. - Class A	2,550	38,709
The Goldman Sachs Group, Inc.	330	31,201
HCP, Inc.	1,150	40,319
Huntington Bancshares, Inc.	9,740	46,752
Invesco, Ltd.	2,570	39,861
JPMorgan Chase & Co.	1,240	37,349
KeyCorp	7,850	46,551
Lincoln National Corp.	3,650	57,049
Loews Corp.	1,000	34,550

	Shares	Value
Financials (continued)
M&T Bank Corp.	670	$46,833
Morgan Stanley	2,360	31,860
New York Community Bancorp, Inc.	4,780	56,882
Northern Trust Corp.	1,350	47,223
PartnerRe, Ltd.	750	39,203
People’s United Financial, Inc.	3,200	36,480
Piedmont Office Realty Trust, Inc. - Class A	2,040	32,987
ProLogis, Inc.	1,400	33,950
Prudential Financial, Inc.	1,270	59,512
Raymond James Financial, Inc.	1,620	42,055
Regions Financial Corp.	16,680	55,544
Reinsurance Group of America, Inc.	1,090	50,086
Transatlantic Holdings, Inc.	810	39,301
The Travelers Cos., Inc.	900	43,857
US Bancorp	2,770	65,206
Wells Fargo & Co.	2,000	48,240

		1,890,563

Health Care 6.60%
Bristol-Myers Squibb Co.	1,540	48,325
Cephalon, Inc.(a)	530	42,771
CIGNA Corp.	830	34,810
Eli Lilly & Co.	1,480	54,716
Forest Laboratories, Inc.(a)	2,090	64,351
Pfizer, Inc.	3,070	54,278

		299,251

Industrials 12.05%
Avnet, Inc.(a)	2,480	64,678
Hubbell, Inc. - Class B	600	29,724
Ingersoll-Rand PLC	1,150	32,304
Jabil Circuit, Inc.	3,180	56,572
MeadWestvaco Corp.	1,670	41,015
Molex, Inc.	2,490	50,721
Norfolk Southern Corp.	550	33,561
Owens-Illinois, Inc.(a)	2,450	37,044
Parker Hannifin Corp.	560	35,353
Raytheon Co.	1,070	43,731
Sealed Air Corp.	2,180	36,406
Sonoco Products Co.	1,620	45,733
TE Connectivity, Ltd.	1,400	39,396

		546,238

Oil & Gas 2.68%
ConocoPhillips	740	46,857
Marathon Oil Corp.	1,970	42,512
Valero Energy Corp.	1,800	32,004

		121,373

Technology 11.29%
Analog Devices, Inc.	1,950	60,938
Applied Materials, Inc.	6,380	66,033
Garmin, Ltd.	1,140	36,218
Intel Corp.	2,800	59,724
KLA-Tencor Corp.	1,990	76,177

26	www.transparentvalue.com

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund September 30, 2011

	Shares	Value
Technology (continued)
Maxim Integrated Products, Inc.	2,640	$61,591
Micron Technology, Inc.(a)	6,470	32,609
SanDisk Corp.(a)	1,560	62,946
Texas Instruments, Inc.	2,100	55,965

		512,201

Telecommunications 1.09%
Verizon Communications, Inc.	1,340	49,312

Utilities 7.08%
American Water Works Co., Inc.	1,160	35,009
Covanta Holding Corp.	2,730	41,469
DPL, Inc.	2,060	62,088
DTE Energy Co.	750	36,765
Duke Energy Corp.	2,720	54,373
Sempra Energy	730	37,595
Westar Energy, Inc.	2,030	53,632

		320,931

TOTAL COMMON STOCKS (Cost $5,143,219)		4,495,811

Total Investments - 99.14% (Cost $5,143,219)		4,495,811

Other Assets in Excess of Liabilities - 0.86%		38,930

NET ASSETS - 100.00%		$4,534,741

(a)	Non-Income Producing Security.

See Notes to Financial Statements.

Annual Report | September 30, 2011	27

Statements of Assets and Liabilities
September 30, 2011

	Transparent Value Dow Jones RBP® U.S. Large- Cap Aggressive Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Defensive Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Market Index Fund	Transparent Value Dow Jones RBP® U.S. Dividend Index Fund
ASSETS:
Investment securities, at cost	$29,505,763	$29,129,170	$44,827,550	$3,643,966

Investment securities, at value	$26,083,830	$28,441,874	$41,883,931	$3,214,892
Cash	46,722	86,121	284,602	43,500
Dividends receivable	17,898	53,470	69,991	13,950
Receivable for securities sold	–	–	–	10,135
Receivable for capital shares sold	–	–	77,016	58,903
Receivable due from Advisor	1,844	–	14,463	14,807
Other assets	24,373	17,532	24,402	14,351
Total Assets	26,174,667	28,598,997	42,354,405	3,370,538
LIABILITIES:
Payable for capital shares redeemed	–	–	2,040	–
Payable for securities purchased	–	–	200,438	–
Accrued expenses:
Payable for administration fees	12,024	12,387	17,443	1,893
Payable for distribution and services fees	6,043	5,798	10,491	552
Payable for trustees' fees	3,731	3,868	3,866	3,867
Payable for Chief Compliance Officer fees	1,310	1,310	1,310	1,310
Accrued expenses and other payables	43,159	41,660	53,554	30,706
Total Liabilities	66,267	65,023	289,142	38,328
Net Assets	$26,108,400	$28,533,974	$42,065,263	$3,332,210

NET ASSETS CONSIST OF:
Paid-in capital	$29,835,802	$28,642,692	$44,314,771	$3,691,399
Undistributed net investment income	0	90,004	0	49,162
Accumulated net realized gain (loss) on investments	(305,469)	488,574	694,111	20,723
Net unrealized depreciation on investments	(3,421,933)	(687,296)	(2,943,619)	(429,074)
Net Assets	$26,108,400	$28,533,974	$42,065,263	$3,332,210

PRICING OF CLASS A SHARES:
Net assets	$1,054,798	$297,997	$9,451,822	$1,371,451
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	118,380	29,697	940,449	154,498
Net assets value, offering and redemption price per share	$8.91	$10.03	$10.05	$8.88

Maximum offering price per share (NAV/0.9425), based on maximum sales charge of 5.75% of the offering price	$9.45	$10.64	$10.66	$9.42

PRICING OF CLASS C SHARES:
Net assets	$43,175	$35,446	$1,114,792	$61,791
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	4,838	3,510	110,224	6,972
Net assets value, offering and redemption price per share	$8.92	$10.10	$10.11	$8.86

PRICING OF CLASS F-1 SHARES:
Net assets	$23,042,595	$26,134,564	$25,748,730	$97,520
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	2,572,484	2,579,368	2,541,654	10,960
Net assets value, offering and redemption price per share	$8.96	$10.13	$10.13	$8.90

PRICING OF CLASS I SHARES:
Net assets	$1,967,832	$2,065,967	$5,749,919	$1,801,448
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	219,432	203,487	566,543	202,286
Net assets value, offering and redemption price per share	$8.97	$10.15	$10.15	$8.91

See Notes to Financial Statements.

28	www.transparentvalue.com

Statements of Assets and Liabilities
September 30, 2011

	Transparent Value Dow Jones RBP® U.S. Large- Cap Core Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Growth Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Value Index Fund
ASSETS:
Investment securities, at cost	$3,501,555	$4,193,838	$5,143,219

Investment securities, at value	$3,057,604	$3,664,307	$4,495,811
Cash	44,771	37,448	38,985
Dividends receivable	4,608	1,196	9,790
Receivable due from Advisor	13,857	13,346	12,405
Other assets	14,480	13,674	14,477
Total Assets	3,135,320	3,729,971	4,571,468

LIABILITIES:
Accrued expenses:
Payable for administration fees	1,839	2,213	2,570
Payable for distribution and services fees	502	182	28
Payable for trustees' fees	3,867	3,867	3,867
Payable for Chief Compliance Officer fees	1,310	1,310	1,310
Accrued expenses and other payables	30,136	29,899	28,952
Total Liabilities	37,654	37,471	36,727
Net Assets	$3,097,666	$3,692,500	$4,534,741

NET ASSETS CONSIST OF:
Paid-in capital	$3,563,972	$4,256,708	$5,196,642
Undistributed net investment income	14,628	0	40,771
Accumulated net realized loss on investments	(36,983)	(34,677)	(55,264)
Net unrealized depreciation on investments	(443,951)	(529,531)	(647,408)
Net Assets	$3,097,666	$3,692,500	$4,534,741

PRICING OF CLASS A SHARES:
Net assets	$771,633	$314,147	$55,110
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	89,003	36,593	6,507
Net assets value, offering and redemption price per share	$8.67	$8.58	$8.47

Maximum offering price per share (NAV/0.9425), based on maximum sales charge of 5.75% of the offering price	$9.20	$9.10	$8.99

PRICING OF CLASS C SHARES:
Net assets	$146,768	$16,679	$4,208
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	16,979	1,949	499
Net assets value, offering and redemption price per share	$8.64	$8.56	$8.44

PRICING OF CLASS F-1 SHARES:
Net assets	$8,643	$4,282	$4,222
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	996	499	499
Net assets value, offering and redemption price per share	$8.68	$8.59	$8.47

PRICING OF CLASS I SHARES:
Net assets	$2,170,622	$3,357,392	$4,471,201
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	250,000	390,505	527,300
Net assets value, offering and redemption price per share	$8.68	$8.60	$8.48

See Notes to Financial Statements.

Annual Report | September 30, 2011	29

Statements of Operations

	Transparent Value Dow Jones RBP® U.S. Large- Cap Aggressive Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Defensive Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Market Index Fund	Transparent Value Dow Jones RBP® U.S. Dividend Index Fund
	For the Year Ended September 30, 2011	For the Year Ended September 30, 2011	For the Year Ended September 30, 2011	For the period February 10, 2011 (inception) to September 30, 2011
INVESTMENT INCOME:

Dividends (Net of foreign withholding taxes of $645, $–, $715 and $–, respectively)	$331,897	$512,810	$385,951	$61,687

Total Investment Income	331,897	512,810	385,951	61,687

EXPENSES:

Investment Adviser fees	281,676	273,355	299,602	14,093
Distribution and service fees:
Class A	1,690	488	6,568	724
Class C	138	98	2,012	167
Class F-1	69,241	68,152	68,283	11
Administration fees	147,469	143,260	156,767	10,116
Interest Expense	875	833	836	53
Custody fees	32,163	30,563	34,224	17,485
Audit and Tax fees	22,500	22,500	23,500	19,000
Legal fees	94,852	91,951	99,108	4,602
Transfer agency fees	43,443	35,023	53,426	17,670
Trustee fees	20,848	20,989	20,988	11,676
Registration fees	53,049	52,958	53,195	40,159
Insurance fees	21,888	22,729	23,017	609
Printing fees	8,248	7,755	8,452	270
Chief Compliance Officer fees	18,086	18,086	18,086	10,008
Other expenses	17,722	17,222	19,179	5,006

Total Expenses Before Waivers and Reimbursements	833,888	805,962	887,243	151,649

Less fees waived and reimbursed by Advisor:
Class A	(6,493)	(2,032)	(23,991)	(13,055)
Class C	(197)	(129)	(2,895)	(1,321)
Class F-1	(408,153)	(399,138)	(402,876)	(362)
Class I	(20,950)	(18,574)	(32,873)	(119,643)

Net Expenses	398,095	386,089	424,608	17,268

Net Investment Income (Loss)	(66,198)	126,721	(38,657)	44,419

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain investments	332,192	899,722	1,215,011	20,723
Net change in unrealized depreciation on investments	(3,823,593)	(1,025,611)	(3,360,867)	(429,074)

Net Realized and Unrealized Loss on Investments	(3,491,401)	(125,889)	(2,145,856)	(408,351)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,557,599)	$832	$(2,184,513)	$(363,932)

See Notes to Financial Statements.

30	www.transparentvalue.com

Statements of Operations

	Transparent Value Dow Jones RBP® U.S. Large- Cap Core Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Growth Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Value Index Fund

	For the period February 10, 2011 (inception) to September 30, 2011	For the period February 10, 2011 (inception) to September 30, 2011	For the period February 10, 2011 (inception) to September 30, 2011

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $–, $– and $–, respectively)	$29,276	$12,875	$56,614

Total Investment Income	29,276	12,875	56,614

EXPENSES:

Investment Adviser fees	16,574	17,487	18,651
Distribution and service fees:
Class A	554	255	32
Class C	299	28	22
Class F-1	9	6	5
Administration fees	10,961	11,811	12,605
Interest Expense	67	67	64
Custody fees	16,860	16,560	15,540
Audit and Tax fees	19,000	19,000	19,000
Legal fees	5,455	5,793	6,251
Transfer agency fees	17,679	17,201	17,087
Trustee fees	11,676	11,676	11,676
Registration fees	40,159	40,159	40,159
Insurance fees	758	758	760
Printing fees	313	343	386
Chief Compliance Officer fees	10,008	10,009	10,009
Other expenses	5,120	5,191	5,284

Total Expenses Before Waivers and Reimbursements	155,492	156,344	157,531

Less fees waived and reimbursed by Advisor:
Class A	(8,937)	(3,549)	(438)
Class C	(1,935)	(188)	(149)
Class F-1	(250)	(156)	(149)
Class I	(124,253)	(131,850)	(135,079)

Net Expenses	20,117	20,601	21,716

Net Investment Income (Loss)	9,159	(7,726)	34,898

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized loss investments	(36,983)	(34,677)	(55,264)
Net change in unrealized depreciation on investments	(443,951)	(529,531)	(647,408)

Net Realized and Unrealized Loss on Investments	(480,934)	(564,208)	(702,672)

Net Decrease in Net Assets Resulting from Operations	$(471,775)	$(571,934)	$(667,774)

See Notes to Financial Statements.

Annual Report | September 30, 2011	31

Statements of Changes in Net Assets
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

	For the Year Ended September 30, 2011	For the Period April 27, 2010 (inception) to September 30, 2010

FROM OPERATIONS:
Net investment income (loss)	$(66,198)	$9,802
Net realized gain (loss) on investments	332,192	(637,661)
Net change in unrealized appreciation (depreciation) on investments	(3,823,593)	401,660
Net Decrease in net assets resulting from operations	(3,557,599)	(226,199)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	(396)	–
Class F-1:
Dividends from net investment income	(25,305)	–
Decrease in net assets from distributions to shareholders	(25,701)	–
FROM CAPITAL SHARE TRANSACTIONS:
Class A Shares:
Proceeds from shares sold	1,484,498	50,005
Net asset value of shares issued in reinvestment of distributions to shareholders	127	–
Payments for shares redeemed, net of redemption fees (Note 1)	(187,980)	–
Net increase in net assets from Class A capital share transactions	1,296,645	50,005
Class C Shares:
Proceeds from shares sold	54,000	–
Net increase in net assets from Class C capital share transactions	54,000	–
Class F-1 Shares:
Proceeds from shares sold	29,314,448	4,950,000
Net asset value of shares issued in reinvestment of distributions to shareholders	8	–
Payments for shares redeemed, net of redemption fees (Note 1)	(8,268,824)	–
Net increase in net assets from Class F-1 capital share transactions	21,045,632	4,950,000
Class I Shares:
Proceeds from shares sold	2,521,617	–
Net increase in net assets from Class I capital share transactions	2,521,617	–
Total Increase in Net Assets	21,334,594	4,773,806

NET ASSETS:
Beginning of period (Note 1)	4,773,806	–
End of period	$26,108,400	$4,773,806

Undistributed Net Investment Income	$0	$10,369

See Notes to Financial Statements.

32	www.transparentvalue.com

Statements of Changes in Net Assets
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

	For the Year Ended September 30, 2011	For the Period April 27, 2010 (inception) to September 30, 2010

FROM OPERATIONS:
Net investment income	$126,721	$9,469
Net realized gain (loss) on investments	899,722	(411,148)
Net change in unrealized appreciation (depreciation) on investments	(1,025,611)	338,315
Net Increase (Decrease) in net assets resulting from operations	832	(63,364)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	(457)	–
Class F-1:
Dividends from net investment income	(46,342)	–
Decrease in net assets from distributions to shareholders	(46,799)	–
FROM CAPITAL SHARE TRANSACTIONS:
Class A Shares:
Proceeds from shares sold	271,265	50,005
Payments for shares redeemed, net of redemption fees (Note 1)	(296)	–
Net increase in net assets from Class A capital share transactions	270,969	50,005
Class C Shares:
Proceeds from shares sold	40,000	–
Net increase in net assets from Class C capital share transactions	40,000	–
Class F-1 Shares:
Proceeds from shares sold	28,813,830	4,950,000
Net asset value of shares issued in reinvestment of distributions to shareholders	14	–
Payments for shares redeemed, net of redemption fees (Note 1)	(7,697,488)	–
Net increase in net assets from Class F-1 capital share transactions	21,116,356	4,950,000
Class I Shares:
Proceeds from shares sold	2,215,975	–
Net increase in net assets from Class I capital share transactions	2,215,975	–
Total Increase in Net Assets	23,597,333	4,936,641

NET ASSETS:
Beginning of period (Note 1)	4,936,641	–
End of period	$28,533,974	$4,936,641

Undistributed Net Investment Income	$90,004	$10,082

See Notes to Financial Statements.

Annual Report | September 30, 2011	33

Statements of Changes in Net Assets
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

	For the Year Ended September 30, 2011	For the Period April 27, 2010 (inception) to September 30, 2010

FROM OPERATIONS:
Net investment income (loss)	$(38,657)	$17,086
Net realized gain (loss) on investments	1,215,011	(480,450)
Net change in unrealized appreciation (depreciation) on investments	(3,360,867)	417,248
Net Decrease in net assets resulting from operations	(2,184,513)	(46,116)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	(411)	–
Class F-1:
Dividends from net investment income	(19,090)	–
Decrease in net assets from distributions to shareholders	(19,501)	–
FROM CAPITAL SHARE TRANSACTIONS:
Class A Shares:
Proceeds from shares sold	10,502,707	50,005
Payments for shares redeemed, net of redemption fees (Note 1)	(295,997)	–
Net increase in net assets from Class A capital share transactions	10,206,710	50,005
Class C Shares:
Proceeds from shares sold	1,267,294	–
Payments for shares redeemed, net of redemption fees (Note 1)	(7,889)	–
Net increase in net assets from Class C capital share transactions	1,259,405	–
Class F-1 Shares:
Proceeds from shares sold	29,462,140	4,950,000
Net asset value of shares issued in reinvestment of distributions to shareholders	13	–
Payments for shares redeemed, net of redemption fees (Note 1)	(8,450,751)	–
Net increase in net assets from Class F-1 capital share transactions	21,011,402	4,950,000
Class I Shares:
Proceeds from shares sold	6,754,243	–
Payments for shares redeemed, net of redemption fees (Note 1)	(16,372)	–
Net increase in net assets from Class I capital share transactions	6,737,871	–
Total Increase in Net Assets	37,011,374	4,953,889

NET ASSETS:
Beginning of period (Note 1)	5,053,889	100,000
End of period	$42,065,263	$5,053,889

Undistributed Net Investment Income	$0	$17,707

See Notes to Financial Statements.

34	www.transparentvalue.com

Statements of Changes in Net Assets

	Transparent Value Dow Jones RBP® U.S. Dividend Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Core Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Growth Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Value Index Fund
	For the Period February 10, 2011 (inception) to September 30, 2011	For the Period February 10, 2011 (inception) to September 30, 2011	For the Period February 10, 2011 (inception) to September 30, 2011	For the Period February 10, 2011 (inception) to September 30, 2011
FROM OPERATIONS:
Net investment income (loss)	$44,419	$9,159	$(7,726)	$34,898
Net realized gain (loss) on investments	20,723	(36,983)	(34,677)	(55,264)
Net change in unrealized depreciation on investments	(429,074)	(443,951)	(529,531)	(647,408)
Net Decrease in net assets resulting from operations	(363,932)	(471,775)	(571,934)	(667,774)
FROM CAPITAL SHARE TRANSACTIONS:
Class A Shares:
Proceeds from shares sold	1,500,765	888,217	411,333	60,936
Payments for shares redeemed, net of redemption fees (Note 1)	–	–	(40,213)	–
Net increase in net assets from Class A capital share transactions	1,500,765	888,217	371,120	60,936
Class C Shares:
Proceeds from shares sold	69,525	171,224	18,400	5,000
Net increase in net assets from Class C capital share transactions	69,525	171,224	18,400	5,000
Class F-1 Shares:
Proceeds from shares sold	100,970	10,000	5,000	5,000
Net increase in net assets from Class F-1 capital share transactions	100,970	10,000	5,000	5,000
Class I Shares:
Proceeds from shares sold	2,029,578	2,500,000	3,869,914	5,131,579
Payments for shares redeemed, net of redemption fees (Note 1)	(4,696)	–	–	–
Net increase in net assets from Class I capital share transactions	2,024,882	2,500,000	3,869,914	5,131,579
Total Increase in Net Assets	3,332,210	3,097,666	3,692,500	4,534,741

NET ASSETS:
Beginning of period (Note 1)	–	–	–	–
End of period	$3,332,210	$3,097,666	$3,692,500	$4,534,741

Undistributed Net Investment Income	$49,162	$14,628	$0	$40,771

See Notes to Financial Statements.

Annual Report | September 30, 2011	35

Financial Highlights
For a share outstanding throughout the period presented.

Year or Period End	Net Asset Value - beginning of period	Net Investment Income (Loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Redemption Fees Added to Paid In Capital
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund
Class A
9/30/2011	$9.54	(0.04)	(b)	(0.59)	(0.63)	(0.05)	(0.05)	0.05
9/30/2010(d)	$10.00	0.01		(0.47)	(0.46)	–	–	–
Class C
9/30/2011(f)	$11.51	(0.03)		(2.56)	(2.59)	–	–	–
Class F-1
9/30/2011	$9.55	(0.03)		(0.55)	(0.58)	(0.01)	(0.01)	0.00	(h)
9/30/2010(d)	$10.00	0.02		(0.47)	(0.45)	–	–	–
Class I
9/30/2011(i )	$11.49	(0.01)		(2.51)	(2.52)	–	–	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund
Class A
9/30/2011	$9.87	0.10		0.15	0.25	(0.09)	(0.09)	0.00	(h)
9/30/2010(d)	$10.00	0.01		(0.14)	(0.13)	–	–	–
Class C
9/30/2011(f)	$11.04	0.00	(h)	(0.94)	(0.94)	–	–	–
Class F-1
9/30/2011	$9.87	0.04		0.23	0.27	(0.01)	(0.01)	0.00	(h)
9/30/2010(d)	$10.00	0.02		(0.15)	(0.13)	–	–	–
Class I
9/30/2011(i )	$10.89	0.04		(0.78)	(0.74)	–	–	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund
Class A
9/30/2011	$9.90	0.05		0.16	0.21	(0.08)	(0.08)	0.02
9/30/2010(d)	$10.00	0.03		(0.13)	(0.10)	–	–	–
Class C
9/30/2011(f)	$11.63	(0.01)		(1.51)	(1.52)	–	–	0.00	(h)
Class F-1
9/30/2011	$9.91	(0.04)		0.27	0.23	(0.01)	(0.01)	0.00	(h)
9/30/2010(d)	$10.00	0.03		(0.12)	(0.09)	–	–	–
Class I
9/30/2011(i )	$11.54	0.01		(1.40)	(1.39)	–	–	0.00	(h)

(a)	Total return does not reflect the effect of sales charges on Class A and Class C Shares.
(b)	Per share numbers have been calculated using the average share method.
(c)	Not Annualized.
(d)	Period from April 27, 2010 (inception date) through September 30, 2010.
(e)	Annualized.
(f)	Period from April 18, 2011 (inception date) through September 30, 2011.
(g)	Portfolio turnover rate is calculated at the Fund level and represents the year ended September 30, 2011.
(h)	Less than $0.01.
(i)	Period from February 15, 2011 (inception date) through September 30, 2011.

See Notes to Financial Statements.

36	www.transparentvalue.com

Financial Highlights
For a share outstanding throughout the period presented.

Net Asset Value End of Period	Total return(a)		Net assets, end of period (000)	Ratio of expenses before waivers/ reimbursements to average net assets		Ratio of expenses after waivers/ reimbursements to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$8.91	(6.13%)		$1,055	3.04%		1.50%		(0.42%)		304%
$9.54	(4.60%)	(c)	$48	11.53%	(e)	1.50	%(e)	0.35%	(e)	131%	(c)

$8.92	(22.50%)	(c)	$43	3.53%	(e)	2.10	%(e)	(1.04%)	(e)	304%	(c)(g)

$8.96	(6.11%)		$23,043	2.83%		1.35%		(0.23%)		304%
$9.55	(4.50%)	(c)	$4,726	11.37%	(e)	1.35	%(e)	0.50%	(e)	131%	(c)

$8.97	(21.93%)	(c)	$1,968	2.49%	(e)	1.10	%(e)	(0.09%)	(e)	304%	(c)(g)

$10.03	2.51%		$298	3.17%		1.50%		0.37%		288%
$9.87	(1.30%)	(c)	$49	11.21%	(e)	1.50	%(e)	0.31%	(e)	109%	(c)

$10.10	(8.51%)	(c)	$35	3.41%	(e)	2.10	%(e)	0.06%	(e)	288%	(c)(g)

$10.13	2.77%		$26,135	2.82%		1.35%		0.43%		288%
$9.87	(1.30%)	(c)	$4,887	11.06%	(e)	1.35	%(e)	0.46%	(e)	109%	(c)

$10.15	(6.80%)	(c)	$2,066	2.45%	(e)	1.10	%(e)	0.65%	(e)	288%	(c)(g)

$10.05	2.29%		$9,452	2.96%		1.50%		0.20%		331%
$9.90	(1.00%)	(c)	$50	11.15%	(e)	1.50	%(e)	0.68%	(e)	123%	(c)

$10.11	(13.07%)	(c)	$1,115	3.54%	(e)	2.10	%(e)	(0.47%)	(e)	331%	(c)(g)

$10.13	2.28%		$25,749	2.83%		1.35%		(0.17%)		331%
$9.91	(0.90%)	(c)	$5,004	11.00%	(e)	1.35	%(e)	0.83%	(e)	123%	(c)

$10.15	(12.05%)	(c)	$5,750	2.48%	(e)	1.10	%(e)	0.20%	(e)	331%	(c)(g)

Annual Report | September 30, 2011	37

Financial Highlights
For a share outstanding throughout the period presented.

Year or Period End	Net Asset Value - beginning of period	Net Investment Income (Loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Redemption Fees Added to Paid In Capital
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund
Class A
9/30/2011(b)	$10.20	0.05	(1.37)	(1.32)	–	–	–
Class C
9/30/2011(b)	$10.20	0.06	(1.40)	(1.34)	–	–	–
Class F-1
9/30/2011(b)	$10.20	0.03	(1.33)	(1.30)	–	–	–
Class I
9/30/2011(f)	$10.00	0.18	(1.27)	(1.09)	–	–	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund
Class A
9/30/2011(b)	$10.06	0.01	(1.40)	(1.39)	–	–	–
Class C
9/30/2011(b)	$10.06	0.00 (g)	(1.42)	(1.42)	–	–	–
Class F-1
9/30/2011(b)	$10.06	0.01	(1.39)	(1.38)	–	–	–
Class I
9/30/2011(f)	$10.00	0.03	(1.35)	(1.32)	–	–	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund
Class A
9/30/2011(b)	$10.03	(0.01)	(1.44)	(1.45)	–	–	–
Class C
9/30/2011(b)	$10.03	(0.02)	(1.45)	(1.47)	–	–	–
Class F-1
9/30/2011(b)	$10.03	(0.03)	(1.41)	(1.44)	–	–	–
Class I
9/30/2011(f)	$10.00	(0.02)	(1.38)	(1.40)	–	–	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund
Class A
9/30/2011(b)	$10.03	0.02	(1.58)	(1.56)	–	–	–
Class C
9/30/2011(b)	$10.03	0.03	(1.62)	(1.59)	–	–	–
Class F-1
9/30/2011(b)	$10.03	0.06	(1.62)	(1.56)	–	–	–
Class I
9/30/2011(f)	$10.00	0.07	(1.59)	(1.52)	–	–	–

(a)	Total return does not reflect the effect of sales charges on Class A and Class C Shares.
(b)	Period from April 18, 2011 (inception date) through September 30, 2011.
(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is calculated at the Fund level and represents the period from February 10, 2011 (inception date) through September 30, 2011.
(f)	Period from February 10, 2011 (inception date) through September 30, 2011.
(g)	Less than $0.01.

See Notes to Financial Statements.

38	www.transparentvalue.com

Financial Highlights
For a share outstanding throughout the period presented.

Net Asset Value End of Period	Total return(a)		Net assets, end of period (000)	Ratio of expenses before waivers/ reimbursements to average net assets		Ratio of expenses after waivers/ reimbursements to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$8.88	(12.94%)	(c)	$1,371	8.72%	(d)	1.50%	(d)	4.42%	(d)	121%	(c)(e)

$8.86	(13.14%)	(c)	$62	10.02%	(d)	2.10%	(d)	2.44%	(d)	121%	(c)(e)

$8.90	(12.75%)	(c)	$98	9.67%	(d)	1.35%	(d)	7.01%	(d)	121%	(c)(e)

$8.91	(10.90%)	(c)	$1,801	10.44%	(d)	1.10%	(d)	2.79%	(d)	121%	(c)(e)

$8.67	(13.82%)	(c)	$772	7.96%	(d)	1.50%	(d)	0.84%	(d)	129%	(c)(e)

$8.64	(14.11%)	(c)	$147	8.57%	(d)	2.10%	(d)	0.09%	(d)	129%	(c)(e)

$8.68	(13.72%)	(c)	$9	8.48%	(d)	1.35%	(d)	0.42%	(d)	129%	(c)(e)

$8.68	(13.20%)	(c)	$2,171	9.00%	(d)	1.10%	(d)	0.51%	(d)	129%	(c)(e)

$8.58	(14.46%)	(c)	$314	7.06%	(d)	1.50%	(d)	(0.58%)	(d)	112%	(c)(e)

$8.56	(14.66%)	(c)	$17	8.78%	(d)	2.10%	(d)	(1.39%)	(d)	112%	(c)(e)

$8.59	(14.36%)	(c)	$4	8.36%	(d)	1.35%	(d)	(0.66%)	(d)	112%	(c)(e)

$8.60	(14.00%)	(c)	$3,357	8.54%	(d)	1.10%	(d)	(0.41%)	(d)	112%	(c)(e)

$8.47	(15.55%)	(c)	$55	6.91%	(d)	1.50%	(d)	1.39%	(d)	110%	(c)(e)

$8.44	(15.85%)	(c)	$4	8.90%	(d)	2.10%	(d)	0.64%	(d)	110%	(c)(e)

$8.47	(15.55%)	(c)	$4	8.16%	(d)	1.35%	(d)	1.39%	(d)	110%	(c)(e)

$8.48	(15.20%)	(c)	$4,471	8.03%	(d)	1.10%	(d)	1.78%	(d)	110%	(c)(e)

Annual Report | September 30, 2011	39

Notes to Financial Statements
September 30, 2011

1. ORGANIZATION

Transparent Value Trust (the “Trust”) was organized as a Delaware statutory trust on June 8, 2009. The Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund, the Transparent Value Dow Jones RBP® U.S. Dividend Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund, and the Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund (each, a “Fund”, and collectively, the “Funds”) are each organized as a non-diversified series under the Trust.

The Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund and the Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund commenced operations on April 27, 2010, and the only transaction prior to commencement of operations was the initial sale of 10,000 shares for $100,000 to GPAM Holdings, LLC. The Transparent Value Dow Jones RBP® U.S. Dividend Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund and the Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund commenced operations on February 10, 2011.

The Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund.” The affairs of the Trust are supervised by a Board of Trustees (the “Board”). The Board has delegated the day-to-day operations of the Funds to the investment adviser, which operates the Funds under the Board’s general supervision. The investment adviser to the Funds is Guggenheim Investment Management, LLC (the “Adviser”), and the sub-adviser is Transparent Value Advisors, LLC (the “Sub-Adviser”). The Adviser’s principal place of business is located at 135 East 57th Street, 6th Floor, New York, NY 10022. The Adviser, a Delaware Corporation formed in 2001, is a diversified financial services firm with a sophisticated array of wealth and investment management services. The Adviser is an indirect subsidiary of Guggenheim Partners, LLC, a diversified financial services firm that is an indirect subsidiary of Guggenheim Capital, LLC. The Sub-Adviser, a Delaware limited liability company formed in 2006, selected and developed the Funds’ investment strategies and analyzes each Fund’s performance and adherence to such strategies. The Sub-Adviser is a wholly-owned subsidiary of Transparent Value, LLC, which, in turn, is a wholly-owned subsidiary of Guggenheim Transparent Value, LLC. Guggenheim Transparent Value, LLC is a majority-owned, indirect subsidiary of Guggenheim Partners, LLC. The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond to the total return performance of the Dow Jones RBP® U.S Large-Cap Aggressive IndexSM (the “Aggressive Index” or “Index”), the Dow Jones RBP® U.S. Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”), the Dow Jones RBP® U.S. Large-Cap Market IndexSM (the “Market Index” or “Index”), the Dow Jones RBP® U.S. Dividend IndexSM (the

“Dividend Index” or “Index”), the Dow Jones RBP® U.S. Large-Cap Core IndexSM (the “Core Index” or “Index”), the Dow Jones RBP® U.S. Large-Cap Growth IndexSM (the “Growth Index” or “Index”), and the Dow Jones RBP® U.S. Large-Cap ValueSM (the “Value Index” or “Index”), respectively.

The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (“shares”) and different classes of shares of each series. Each Fund offers Class A Shares, Class C Shares, Class F-1 Shares and Class I Shares. Shares issued by the Funds are subject to a 2.00% redemption fee, if redeemed within 60 days of purchase. Class A Shares issued by the Funds are subject to a maximum sales charge of 5.75% of the offering price. Class C Shares issued by the Funds are subject to a maximum deferred sales charge of 1.00% of the net asset value.

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

	Class A	Class C	Class F-1	Class I
Redemption Fees	$1,845	$–	$210	$–
TOTAL	$1,845	$–	$210	$–

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

	Class A	Class C	Class F-1	Class I
Redemption Fees	$4	$–	$91	$–
TOTAL	$4	$–	$91	$–

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

	Class A	Class C	Class F-1	Class I
Redemption Fees	$3,713	$161	$90	$314
TOTAL	$3,713	$161	$90	$314

There were no redemption fees collected from the other Funds during the period ended September 30, 2011.

2. SUMMARY OF SIGNIFICANT ACCOUNTING

 POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A) Net Asset Value: The net asset value (“NAV”) of the Fund share classes (Class A, Class C, Class F-1 and Class I) are computed based upon the value of the securities and other assets and liabilities held by the Fund. The NAV is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading.

40	www.transparentvalue.com

Notes to Financial Statements
September 30, 2011

B) Investment Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time, if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not readily available or determined to not represent the fair value of the security as of a Funds’ pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by the Board. At September 30, 2011, none of the Funds assets were valued at their fair value using methods determined by the Board of Trustees.

C) Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

D) Use of Estimates: The Statement of Investments were prepared in conformity with generally accepted accounting principles in the United States of America (GAAP), which requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule of Investments. Actual results could differ from those estimates.

E) Distributions to Shareholders: The Funds’ intend to annually distribute to shareholders all of its net income and/or capital gains. Distributions to shareholders are recorded by the Funds on ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

The Funds recharacterize distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

3. FAIR VALUE MEASUREMENTS

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in

Annual Report | September 30, 2011	41

Notes to Financial Statements
September 30, 2011

its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

The valuation techniques used by the Funds to measure fair value during the period ended September 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Funds’ investments carried at value:

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$26,083,830	$–	$–	$26,083,830
TOTAL	$26,083,830	$–	$–	$26,083,830

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$28,384,157	$–	$–	$28,384,157
Exchange Traded Funds	57,717	–	–	57,717
TOTAL	$28,441,874	$–	$–	$28,441,874

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$41,438,041	$–	$–	$41,438,041
Exchange Traded Funds	445,890	–	–	445,890
TOTAL	$41,883,931	$–	$–	$41,883,931

Transparent Value Dow Jones RBP® U.S. Dividend Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$3,214,892	$–	$–	$3,214,892
TOTAL	$3,214,892	$–	$–	$3,214,892

Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$3,057,604	$–	$–	$3,057,604
TOTAL	$3,057,604	$–	$–	$3,057,604

Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$3,639,811	$–	$–	$3,639,811
Exchange Traded Funds	24,496	–	–	24,496
TOTAL	$3,664,307	$–	$–	$3,664,307

Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$4,495,811	$–	$–	$4,495,811
TOTAL	$4,495,811	$–	$–	$4,495,811

For the period ended September 30, 2011, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

4. INCOME TAX

The Funds’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Funds have qualified and intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all net investment income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Accounting Standards Codification “(ASC”) 740-10 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740-10 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely than-not” of being sustained by the applicable tax authority based on technical merits of the position. Tax benefits from tax positions not deemed to meet the more-likely-than-not threshold should not be recognized in the year of determination. Management has reviewed the Funds’ tax positions for all open tax years and concluded that the Funds have no material uncertain tax positions at September 30, 2011. As of September 30, 2011, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions they have taken or expect to take in future tax returns. The Funds have not recorded any penalties and/or interest related to uncertain tax positions.

42	www.transparentvalue.com

Notes to Financial Statements
September 30, 2011

Net unrealized appreciation/depreciation of investments based on federal tax cost as of September 30, 2011, were as follows:

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

Gross appreciation on investments (excess of value over tax cost)	$82,967
Gross depreciation on investments (excess of tax cost over value)	(3,508,890)
Net unrealized depreciation	$(3,425,923)

Cost of investments for income tax purposes	$29,509,753

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

Gross appreciation on investments (excess of value over tax cost)	$738,208
Gross depreciation on investments (excess of tax cost over value)	(1,425,684)
Net unrealized depreciation	$(687,476)

Cost of investments for income tax purposes	$29,129,350

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

Gross appreciation on investments (excess of value over tax cost)	$371,418
Gross depreciation on investments (excess of tax cost over value)	(3,360,986)
Net unrealized depreciation	$(2,989,568)

Cost of investments for income tax purposes	$44,873,499

Transparent Value Dow Jones RBP® U.S. Dividend Index Fund

Gross appreciation on investments (excess of value over tax cost)	$25,553
Gross depreciation on investments (excess of tax cost over value)	(458,961)
Net unrealized depreciation	$(433,408)

Cost of investments for income tax purposes	$3,648,300

Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund

Gross appreciation on investments (excess of value over tax cost)	$42,964
Gross depreciation on investments (excess of tax cost over value)	(488,149)
Net unrealized depreciation	$(445,185)

Cost of investments for income tax purposes	$3,502,789

Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund

Gross appreciation on investments (excess of value over tax cost)	$75,089
Gross depreciation on investments (excess of tax cost over value)	(604,772)
Net unrealized depreciation	$(529,683)

Cost of investments for income tax purposes	$4,193,990

Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund

Gross appreciation on investments (excess of value over tax cost)	$30,028
Gross depreciation on investments (excess of tax cost over value)	(677,436)
Net unrealized depreciation	$(647,408)

Cost of investments for income tax purposes	$5,143,219

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to tax deferral of losses in wash sales.

As of September 30, 2011, the components of distributable earnings on a tax basis were as follows:

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

Undistributed net investment income	$0
Accumulated net realized loss	(301,479)
Unrealized depreciation on investments	(3,425,923)
Total	$(3,727,402)

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

Undistributed net investment income	$563,319
Accumulated net realized gain	15,439
Unrealized depreciation on investments	(687,476)
Total	$(108,718)

Annual Report | September 30, 2011	43

Notes to Financial Statements
September 30, 2011

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

Undistributed net investment income	$722,098
Accumulated net realized gain	17,962
Unrealized depreciation on investments	(2,989,568)
Total	$(2,249,508)

Transparent Value Dow Jones RBP® U.S. Dividend Index Fund

Undistributed net investment income	$73,081
Accumulated net realized gain	1,138
Unrealized depreciation on investments	(433,408)
Total	$(359,189)

Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund

Undistributed net investment income	$14,628
Accumulated net realized loss	(35,749)
Unrealized depreciation on investments	(445,185)
Total	$(466,306)

Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund

Undistributed net investment income	$–
Accumulated net realized loss	(34,525)
Unrealized depreciation on investments	(529,683)
Total	$(564,208)

Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund

Undistributed net investment income	$40,771
Accumulated net realized loss	(55,264)
Unrealized depreciation on investments	(647,408)
Total	$(661,901)

The tax character of distributions paid for the year ending September 30, 2011 were as follows:

	Ordinary Income	Long-Term Capital Gain
Transparent Value Dow Jones RBP® U.S.
Large-Cap Aggressive Index Fund	$25,701	–
Transparent Value Dow Jones RBP® U.S.
Large-Cap Defensive Index Fund	46,799	–
Transparent Value Dow Jones RBP® U.S.
Large-Cap Market Index Fund	19,501	–
Transparent Value Dow Jones RBP® U.S.
Dividend Index Fund	–	–
Transparent Value Dow Jones RBP® U.S.
Large-Cap Core Index Fund	–	–
Transparent Value Dow Jones RBP® U.S.
Large-Cap Growth Index Fund	–	–
Transparent Value Dow Jones RBP® U.S.
Large-Cap Value Index Fund	–	–

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets under accounting principles generally accepted in the United States. Accordingly, for the period ended September 30, 2011, certain differences were reclassified as follows:

Fund	Undistributed Net Investment Income	Accumulate Net Realized gain/loss on Investments	Paid-in Capital
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund	$81,530	$–	$(81,530)
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund	$–	$–	$–
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund	$40,451	$(40,450)	$(1)
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund	$4,743	$–	$(4,743)
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund	$5,469	$–	$(5,469)
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund	$7,726	$–	$(7,726)
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund	$5,873	$–	$(5,873)

These differences were primarily due to the differing tax treatment of certain nondeductible expenses.

Included in the amounts reclassified were net operating losses offset to paid in capital.

Transparent Value Dow Jones RBP® U.S. Large-Cap
Aggressive Index Fund	$66,027
Transparent Value Dow Jones RBP® U.S. Large-Cap
Defensive Index Fund	–
Transparent Value Dow Jones RBP® U.S. Large-Cap
Market Index Fund	–
Transparent Value Dow Jones RBP® U.S. Dividend
Index Fund	–
Transparent Value Dow Jones RBP® U.S. Large-Cap
Core Index Fund	–
Transparent Value Dow Jones RBP® U.S. Large-Cap
Growth Index Fund	2,146
Transparent Value Dow Jones RBP® U.S. Large-Cap
Value Index Fund	–

44	www.transparentvalue.com

Notes to Financial Statements
September 30, 2011

Capital Loss Carryforwards

As of September 30, 2011, the following funds had available for Federal income tax purposes unused capital losses as follows:

	Expires September 2018	Short-Term Capital Losses deferred to September 2012
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund	$301,479	$–
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund	–	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund	–	–
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund	–	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund	–	35,749	*
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund	–	34,525	*
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund	–	55,264	*

*	Please see Regulated Investment Company Modernization Act 2010 discussion below.

During the year ended September 30, 2011, the following funds utilized capital loss carryovers of:

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund	$335,082
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund	410,910
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund	479,643
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund	–

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

5. INVESTMENT TRANSACTIONS

For the period ended September 30, 2011, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period, there were no purchases or sales of long-term U.S. Government securities.

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund
Purchases	$110,657,249
Sales	$85,845,191

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund
Purchases	$103,216,742
Sales	$79,507,309

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund
Purchases	$140,484,717
Sales	$101,470,587

Transparent Value Dow Jones RBP® U.S. Large-Cap U.S. Dividend Index Fund
Purchases	$6,645,324
Sales	$2,916,559

Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund
Purchases	$7,105,364
Sales	$3,565,978

Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund
Purchases	$7,438,505
Sales	$3,209,990

Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund
Purchases	$8,559,131
Sales	$3,359,168

6.	INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS

Investment Advisory Agreement: The Trust and the Adviser have entered into an investment advisory agreement dated March 15, 2010 and amended on January 28, 2011 (the “Advisory Agreement”) with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser, makes investment decisions for each Fund, and manages the investment portfolios and business affairs of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.95% of the average daily net assets of each Fund.

The Adviser has contractually agreed to reduce fees and reimburse expenses of each Fund to the extent necessary to keep net expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses) from exceeding 1.50%, 2.10%, 1.35% and 1.10% of each Fund’s average daily net

Annual Report | September 30, 2011	45

Notes to Financial Statements
September 30, 2011

assets of the Class A Shares, Class C Shares, Class F-1 Shares and Class I, respectively, until January 31, 2013. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements for a Fund, that Fund will reimburse the Adviser for all or a portion of its prior fee reductions or expense reimbursements made for the Fund during the preceding three-year period during which this agreement was in place, provided that the Fund’s expense limitation is not exceeded. No reimbursement shall be paid to the Adviser with respect to any Fund until reported to the Board. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, no more than sixty (60) days’ nor less than thirty (30) days’ prior written notice to the Trust, effective as of the close of business on the last day of the then current one-year period.

Sub-Advisory Agreement: The Sub-Adviser and the Adviser have entered into an investment sub-advisory agreement dated March 15, 2010 and amended on January 28, 2011 (the “Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser provides services and advice to the Funds and the Adviser in connection with each Fund’s efforts to replicate its Index. For its services under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee, which is calculated daily and paid monthly, by the Adviser, out of the advisory fees it receives from the Funds, at an annual rate of 0.95% based on the average daily net assets of each Fund.

Certain officers of the Funds are also officers and owners of the Sub-Adviser.

ALPS Distributors, Inc. (the “Distributor” or “ADI”) serves as the Funds’ distributor. The Distributor acts as the principal underwriter for the Trust’s shares.

Distribution Plan: The Trust has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) which provides that Class A Shares, Class C Shares and Class F-1 Shares of each Fund pay the Distributor an annual fee of up to a maximum of 0.25%, 1.00% and 0.25%, respectively, of the average daily net assets of the shares. Under the Plan, the Distributor may use the fee to make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance.

Shareholder Servicing Plan: The Funds have adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee equal to an annual rate of up to 0.15% of the average daily net assets of each Fund’s Class A Shares will be paid to certain service providers for performing certain shareholder and administrative services.

An employee of ADI serves as the Funds’ Chief Compliance Officer.

ALPS Fund Services, Inc. serves as the Funds’ administrator and as the Funds’ transfer agent and dividend paying agent. The Bank of New York Mellon is the Funds’ custodian.

7. LINE OF CREDIT

The Funds have a $5,000,000 Line of Credit (the “Line”), which is uncommitted, with The Bank of New York Mellon. The Line is for temporary or emergency purposes such as to provide liquidity for shareholder redemptions. The Funds incur interest expense to the extent of amounts drawn (borrowed) under the Line. Interest is based on the higher of the federal funds rate, one-month LIBOR or an overnight Eurodollar Rate, as stated in the terms of the agreement, in effect at the time of borrowing, plus a margin.

For the period ended September 30, 2011, the Line of Credit was accessed only once in the amount of $6,000, for a single day, by the Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund at an annualized interest rate of 1.6865%.

8. SHARES OF BENEFICIAL INTEREST

At September 30, 2011, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions of Shares were as follows:

For the Year Ended September 30, 2011
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP® U.S.
Large-Cap Aggressive Index Fund
Class A:
Beginning of period (Note 1)	5,001
Shares sold	131,462
Shares issued in reinvestment of distributions to shareholders	12
Shares redeemed	(18,095)
Net increase in shares outstanding	113,379
Shares outstanding, end of period	118,380

Class C:
Beginning of period (Note 1)	–
Shares sold	4,838
Net increase in shares outstanding	4,838
Shares outstanding, end of period	4,838

Class F-1:
Beginning of period (Note 1)	495,000
Shares sold	2,801,512
Shares issued in reinvestment of distributions to shareholders	1
Shares redeemed	(724,029)
Net increase in shares outstanding	2,077,484
Shares outstanding, end of period	2,572,484

46	www.transparentvalue.com

Notes to Financial Statements
September 30, 2011

For the Year Ended September 30, 2011
Class I:
Beginning of period (Note 1)	–
Shares sold	219,432
Net increase in shares outstanding	219,432
Shares outstanding, end of period	219,432

For the Period April 27, 2010 (inception) to September 30, 2010
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP® U.S.
Large-Cap Aggressive Index Fund
Class A:
Beginning of period (Note 1)	–
Shares sold	5,001
Net increase in shares outstanding	5,001
Shares outstanding, end of period	5,001

Class F-1:
Beginning of period (Note 1)	–
Shares sold	495,000
Net increase in shares outstanding	495,000
Shares outstanding, end of period	495,000

For the Year Ended September 30, 2011
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP® U.S.
Large-Cap Defensive Index Fund
Class A:
Beginning of period (Note 1)	5,001
Shares sold	24,723
Shares redeemed	(27)
Net increase in shares outstanding	24,696
Shares outstanding, end of period	29,697

Class C:
Beginning of period (Note 1)	–
Shares sold	3,510
Net increase in shares outstanding	3,510
Shares outstanding, end of period	3,510

Class F-1:
Beginning of period (Note 1)	495,000
Shares sold	2,790,299
Shares issued in reinvestment of distributions to shareholders	1
Shares redeemed	(705,932)
Net increase in shares outstanding	2,084,368
Shares outstanding, end of period	2,579,368

For the Year Ended September 30, 2011
Class I:
Beginning of period (Note 1)	–
Shares sold	203,487
Net increase in shares outstanding	203,487
Shares outstanding, end of period	203,487

For the Period April 27, 2010 (inception) to September 30, 2010
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP® U.S.
Large-Cap Defensive Index Fund
Class A:
Beginning of period (Note 1)	–
Shares sold	5,001
Net increase in shares outstanding	5,001
Shares outstanding, end of period	5,001

Class F-1:
Beginning of period (Note 1)	–
Shares sold	495,000
Net increase in shares outstanding	495,000
Shares outstanding, end of period	495,000

For the Year Ended September 30, 2011
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP® U.S.
Large-Cap Market Index Fund
Class A:
Beginning of period (Note 1)	5,001
Shares sold	965,153
Shares redeemed	(29,705)
Net increase in shares outstanding	935,448
Shares outstanding, end of period	940,449

Class C:
Beginning of period (Note 1)	–
Shares sold	110,993
Shares redeemed	(769)
Net increase in shares outstanding	110,224
Shares outstanding, end of period	110,224

Class F-1:
Beginning of period (Note 1)	505,000
Shares sold	2,771,838
Shares issued in reinvestment of distributions to shareholders	1
Shares redeemed	(735,185)
Net increase in shares outstanding	2,036,654
Shares outstanding, end of period	2,541,654

Annual Report | September 30, 2011	47

Notes to Financial Statements
September 30, 2011

For the Year Ended September 30, 2011

Class I:
Beginning of period (Note 1)	–
Shares sold	568,226
Shares redeemed	(1,683)
Net increase in shares outstanding	566,543
Shares outstanding, end of period	566,543

For the Period April 27, 2010 (inception) to September 30, 2010
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund
Class A:
Beginning of period (Note 1)	–
Shares sold	5,001
Net increase in shares outstanding	5,001
Shares outstanding, end of period	5,001

Class F-1:
Beginning of period (Note 1)	10,000
Shares sold	495,000
Net increase in shares outstanding	495,000
Shares outstanding, end of period	505,000

For the Period February 10, 2011 (inception) to September 30, 2011
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund
Class A:
Beginning of period (Note 1)	–
Shares sold	154,498
Net increase in shares outstanding	154,498
Shares outstanding, end of period	154,498

Class C:
Beginning of period (Note 1)	–
Shares sold	6,972
Net increase in shares outstanding	6,972
Shares outstanding, end of period	6,972

Class F-1:
Beginning of period (Note 1)	–
Shares sold	10,960
Net increase in shares outstanding	10,960
Shares outstanding, end of period	10,960

For the Period February 10, 2011 (inception) to September 30, 2011
Class I:
Beginning of period (Note 1)	–
Shares sold	202,796
Shares redeemed	(510)
Net increase in shares outstanding	202,286
Shares outstanding, end of period	202,286

For the Period February 10, 2011 (inception) to September 30, 2011
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund
Class A:
Beginning of period (Note 1)	–
Shares sold	89,003
Net increase in shares outstanding	89,003
Shares outstanding, end of period	89,003

Class C:
Beginning of period (Note 1)	–
Shares sold	16,979
Net increase in shares outstanding	16,979
Shares outstanding, end of period	16,979

Class F-1:
Beginning of period (Note 1)	–
Shares sold	996
Net increase in shares outstanding	996
Shares outstanding, end of period	996

Class I:
Beginning of period (Note 1)	–
Shares sold	250,000
Net increase in shares outstanding	250,000
Shares outstanding, end of period	250,000

For the Period February 10, 2011 (inception) to September 30, 2011
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund
Class A:
Beginning of period (Note 1)	–
Shares sold	40,863
Shares redeemed	(4,270)
Net increase in shares outstanding	36,593
Shares outstanding, end of period	36,593

48	www.transparentvalue.com

Notes to Financial Statements
September 30, 2011

For the Period February 10, 2011 (inception) to September 30, 2011

Class C:
Beginning of period (Note 1)	–
Shares sold	1,949
Net increase in shares outstanding	1,949
Shares outstanding, end of period	1,949

Class F-1:
Beginning of period (Note 1)	–
Shares sold	499
Net increase in shares outstanding	499
Shares outstanding, end of period	499

Class I:
Beginning of period (Note 1)	–
Shares sold	390,505
Net increase in shares outstanding	390,505
Shares outstanding, end of period	390,505

For the Period February 10, 2011 (inception) to September 30, 2011
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund
Class A:
Beginning of period (Note 1)	–
Shares sold	6,507
Net increase in shares outstanding	6,507
Shares outstanding, end of period	6,507

Class C:
Beginning of period (Note 1)	–
Shares sold	499
Net increase in shares outstanding	499
Shares outstanding, end of period	499

Class F-1:
Beginning of period (Note 1)	–
Shares sold	499
Net increase in shares outstanding	499
Shares outstanding, end of period	499

Class I:
Beginning of period (Note 1)	–
Shares sold	527,300
Net increase in shares outstanding	527,300
Shares outstanding, end of period	527,300

9. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of the Fund creates a presumption of control of the Fund, under section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2011 the following entities owned beneficially 25% or greater of the Funds’ outstanding shares:

Fund	Class	Name	Percentage
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund	Class A	REINCO	39.06%
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund	Class A	LPL Financial	53.66%
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund	Class C	LPL Financial	64.19%
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund	Class C	Pershing LLC	87.10%
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund	Class C	LPL Financial	41.40%
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund	Class C	UBS Financial Services	58.72%
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund	Class C	GPAM Holdings LLC	25.58%
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund	Class C	Paul & Kathleen Murphy	37.85%
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund	Class C	Janice Czerepuszko	36.57%
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund	Class C	GPAM Holdings LLC	100.00%
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund	Class F-1	SG Americas Securities, LLC	94.80%
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund	Class F-1	SG Americas Securities, LLC	96.25%
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund	Class F-1	SG Americas Securities, LLC	94.14%
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund	Class F-1	NFS	71.11%
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund	Class F-1	GPAM Holdings LLC	49.90%
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund	Class F-1	NFS	50.10%
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund	Class F-1	GPAM Holdings LLC	100.00%
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund	Class F-1	GPAM Holdings LLC	100.00%
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund	Class I	Jasper Park Funding LLC	99.62%
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund	Class I	Jasper Park Funding LLC	100.00%
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund	Class I	Jasper Park Funding LLC	38.00%
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund	Class I	Jasper Park Funding LLC	98.87%
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund	Class I	Jasper Park Funding LLC	100.00%
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund	Class I	Jasper Park Funding LLC	64.02%
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund	Class I	Charles Schwab	34.52%
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund	Class I	Jasper Park Funding LLC	47.41%
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund	Class I	Charles Schwab	52.59%

Annual Report | September 30, 2011	49

Notes to Financial Statements
September 30, 2011

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRSs”).” ASU No.2011-04 amends FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs.

ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurements to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.

ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

11. SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events and has determined that there are no additional events that would require adjustment to or additional disclosure in the Funds’ financial statements other than those listed below.

On November 10, 2011, during a meeting of the Board of Trustees, it was determined that the imposition of the 2% redemption fee of the Funds was no longer necessary, and as such the fee was eliminated.

12. TAX INFORMATION (UNAUDITED)

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Funds had no long-term capital dividends to designate.

The following Funds designate income dividends distributed between October 1, 2010 and September 30, 2011 as qualified dividend income (“QDI”) and as qualifying for the corporate dividends received deduction (“DRD”).

	QDI	DRD
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund	100.00%	100.00%
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund	100.00%	100.00%
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund	92.91%	100.00%
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund	–	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund	–	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund	–	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund	–	–

50	www.transparentvalue.com

Report of Independent Registered Public Accounting Firm
September 30, 2011

The Board of Trustees and Shareholders

Transparent Value Trust:

We have audited the accompanying statements of assets and liabilities of the Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund, the Transparent Value Dow Jones RBP® U.S. Dividend Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund and the Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund (the “Funds” within Transparent Value Trust), including the schedules of investments, as of September 30, 2011, and the related statements of operations for the year or period then ended, the statement of changes in net assets for each of the years or periods indicated herein, and the financial highlights for each of the years or periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2011, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of September 30, 2011, and the results of their operations, the changes in their net assets and the financial highlights for each of the years or periods indicated herein, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois

November 23, 2011

Annual Report | September 30, 2011	51

Additional Information
September 30, 2011 (Unaudited)

1. COMPENSATION OF TRUSTEES

Each Independent Trustee is paid $35,000 per annum for attendance at regularly scheduled quarterly meetings of the Board (including any scheduled meetings of the Trust’s audit committee or nominating committee), plus an additional $1,000 and $2,500 per special meeting attended telephonically and in-person, respectively. Each Trustee is also reimbursed for any out-of-pocket and travel expenses incurred in connection with their attendance at meetings of the Board.

2. PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 is available without charge, upon request, by calling the Funds toll-free at 1-888-727-6885 or on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov.

3. PORTFOLIO HOLDING

The Funds file their complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4. TRUSTEES AND OFFICERS OF THE TRUST

Members of the Board. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as a Trustee of the Trust. Independent Trustees are those Trustees who are not “interested persons” of the Trust as such term is defined in the 1940 Act. Unless otherwise noted, the business address of each Trustee is 135 East 57th Street, 15th Floor, New York, New York 10022. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-888-727-6885.

Name and Age	Position with Trust and Length of Term	Principal Occupations in the Past 5 Years	Other Directorships Held
Interested Trustees

Farhan Sharaff* 61	Trustee Since December 2009

Senior Managing Director of Guggenheim Investment Management, LLC and Chief Investment Officer of Transparent Value Advisors, LLC since 2009. Investment Manager, MJX Capital Advisors LLC from 2005 to 2009.

Director of CITIC Capital Investment Management Company.
Independent Trustees

John Masterson 52	Trustee, Chairman of the Nominating Committee Since December 2009	Goldman Sachs & Co. employee from 1983-2007. Partner Managing Director in the Equities Division from 2002-2007. Retired in 2007.	Trustee of NT Alpha Strategies Fund.
Robert J. Casale 73	Chairman of the Board of Trustees Since December 2009

Senior Adviser, Welsh, Carson, Anderson & Stowe from 2002 to 2006 and 2007 to present. Chairman and CEO, The BISYS Group from 2006 to 2007. Director, EasyLink Services International Corporation from 2003 to 2007. Member, Advisory Board for Securities Fund Services Group of Citibank.

Director of Northeast Securities, Inc.
Dennis A. Cullen 63	Trustee, Chairman of Audit Committee Since December 2009	Managing Partner, Chicago Asset Funding LLC since 2008. Managing Director, The Liberty Hampshire Company, LLC from 1997 to 2008.	None.

*

Denotes Trustees who may be deemed to be “interested” persons of the Funds as that term is defined in the 1940 Act by virtue of their affiliation with the Adviser, Sub-Adviser, Distributor and/or their affiliates.

52	www.transparentvalue.com

Additional Information
September 30, 2011 (Unaudited)

Trust Officers. Set forth below are the names, ages, positions with the Trust, length of term of office and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. The business address of Messrs. Uhl and Buchanan and Ms. Legg is 1290 Broadway, Suite 1100, Denver, CO 80203. The business address of Messrs. Arus and Kemp is 135 East 57th Street, 15th Floor, New York, NY 10022. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Name and Age	Position with Trust and Length of Term	Principal Occupations in the Past 5 Years	Other Directorships Held
Armen Arus 39	President Since February 2010

Co-Chief Executive Officer and Chief Operating Officer of Transparent Value, LLC since 2003. Managing Director of Guggenheim Investment Management, LLC since 2009. Co-CEO, Guggenheim Transparent Value, LLC since 2009.

Board member of Guggenheim Transparent Value, LLC since 2009.
Theodore Uhl 37	Chief Compliance Officer

Mr. Uhl joined ALPS in October 2006 and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served as Sr. Analyst with Enenbach and Associates (RIA), and as Sr. Financial Analyst at Sprint.

None.
Keith D. Kemp 51	Treasurer Since February 2010

Director of Transparent Value, LLC since 2010. Director of Guggenheim Investment Management, LLC since 2010. Chief Operating Officer of Macquarie Capital Investment Management from 2007 to 2009. Independent Asset Management Consultant from 2006 to 2007; Director of Operations for Plus Funds Group, Inc. from 2005 to 2006; Senior Vice President of Refco Alternative Investments Group from 2003 to 2005

None.
Patrick D. Buchanan 39	Assistant Treasurer Since April 2011

Vice President and Senior Fund Controller, ALPS Fund Services, Inc. since November 2007. Director of Accounting, Madison Capital Management LLC, 2005 to 2007. Manager of Fund Accounting, Janus Capital Group, 2003 to 2005.

None.
JoEllen Legg 50	Secretary Since December 2009

Vice President and Senior Associate Counsel of ALPS, ALPS Advisors, Inc., ALPS Distributors, Inc. and FTAM Distributors, Inc. since 2007. Senior Counsel - Law (Corporate & Securities), Adelphia Communications Corporation from 2005 to 2007. Associate, Patton Boggs LLP from 2004 to 2005. Associate, Fried Frank Harris Shriver & Jacobson LLP from 1998 to 2004.

None.

Annual Report | September 30, 2011	53

Must be accompanied or preceded by a Prospectus. Distributor: ALPS Distributors, Inc. for the Transparent Value Mutual Funds.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, Transparent Value Trust (the “registrant”) has adopted a code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. During the period covered by this report, there were no material changes made to provisions of the registrant’s code of ethics, nor were there any waivers granted from a provision of its code of ethics. A copy of the registrant’s code of ethics is filed with this N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Board of Trustees of the registrant has determined that there is no “audit committee financial expert” serving on its Audit Committee. In this regard, the Board also determined that having such a person serve on its Audit Committee was unnecessary in light of the structure of the registrant’s operations and the broad range of experience and expertise in financial matters possessed by the members of the Audit Committee in the aggregate, even though no such member was individually considered to have been an audit committee financial expert under the relatively narrow definition of such term.

Item 4.	Principal Accountant Fees and Services.

(a)

Audit Fees: For the registrant’s last two fiscal years ended September 30, 2011 and September 30, 2010, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements were $121,000 and $60,000, respectively.

(b)

Audit-Related Fees: For the registrant’s last two fiscal years ended September 30, 2011 and September 30, 2010, no fees were billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)

Tax Fees: For the registrant’s fiscal years ended September 30, 2011 and September 30, 2010, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $28,000 and $10,500, respectively. These fees were for services for dividend calculation, excise tax preparation and tax return preparation.

(d)

All Other Fees: For the registrant’s fiscal years ended September 30, 2011 and September 30, 2010, the aggregate fees billed to the registrant by the principal accountant for services related to seed audits and attendance at meetings of the audit committee were $0 and $10,000, respectively.

(e)(1)

Audit Committee Pre-Approval Policies and Procedures: All requests or applications for services to be provided by the principal accountant shall be submitted to the Chief Financial Officer (the “CFO”) of the registrant and must include a detailed description of the services proposed to be rendered. The registrant’s CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general preapproval of the Audit Committee or (3) have been previously pre-approved in connection with the principal accountant's annual engagement letter for the applicable year or otherwise. Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the principal accountant.

All services shall be provided by the principal accountant pursuant to an engagement letter with the registrant.

(e)(2)	No services described in paragraphs (b) through (d) above were approved pursuant to paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Not applicable.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management –End Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transparent Value Trust

By:	/s/ Armen Arus
Armen Arus, President

Date:	December 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armen Arus
Armen Arus, President

Date:	December 9, 2011

By:	/s/ Keith D. Kemp
Keith D. Kemp, Treasurer

Date:	December 9, 2011